                                                   Filed pursuant to Rule 497(e)
                                                             (File No.: 33-25716
                                                                       811-5697)

                               February 17, 1999

                                 DEM INDEX FUND
                                INVESTOR SHARES

    The DEM Index Fund (the "Fund"), is a series of The Chapman Funds, Inc. (the "Company"), an open-end, management investment company, known as a series fund (the Fund and each other series of the Company are herein referred to as a "Series"). The Fund seeks to match as closely as possible, the DEM Index, an index developed and controlled by The Chapman Co., an investment banking firm affiliate of Chapman Capital Management, Inc., the Fund's investment advisor, of companies that are located in the United States and its territories and that are controlled by African Americans, Asian Americans, Hispanic Americans or women. Because of the nature of the Fund's investments and certain strategies it may use, an investment in the Fund involves certain risks and may not be appropriate for all investors.

    The Fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are offered by this Prospectus directly from the Fund's distributor, The Chapman Co. (herein sometimes referred to as the "Distributor"). Investor Shares are subject to a front-end load of up to 4 3/4% of the offering price. The minimum initial investment in Investor Shares is $25 and the minimum subsequent investment is $25.

    This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated the same date as this prospectus and containing additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling The Chapman Co. at (800) 752-1013.

                               TABLE OF CONTENTS

Fund Expenses............................................................................          2
Investment Objectives....................................................................          3
Risk Factors.............................................................................          7
Management...............................................................................          9
Purchase of Shares.......................................................................         13
Redemption of Shares.....................................................................         16
Net Asset Value..........................................................................         18
Dividends................................................................................         19
Taxes....................................................................................         19
Other Information........................................................................         21

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark-are registered trademarks and DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM-and DEM Index-TM- are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                                 FUND EXPENSES

    The following table lists the annual costs and expenses an investor will incur either directly or indirectly as a stockholder of the Fund based on an estimate of the Fund's operating expenses.

STOCKHOLDER TRANSACTION EXPENSES                                                                   INVESTOR SHARES
-----------------------------------------------------------------------------------------------  -------------------

  Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price)........................................................            4.75%

  Maximum Deferred Sales Load..................................................................               0%

  Maximum Sales Load Imposed on Reinvested
    Dividends and other Distributions..........................................................               0%

  Redemption Fee
    (as a percentage of amount redeemed) (1)...................................................               0%

ANNUAL EXPENSES (as a percentage of net assets) (2)

    Management Fees (after Investor Share fee waiver) (3)......................................            0.41%

    12b-1 Fees (after Investor Share fee waiver) (4)...........................................            0.00%

    Other Expenses (5).........................................................................            2.28%

    Total Fund Operating Expenses (estimated) (6)..............................................            2.69%

------------------------

(1) The Fund imposes a $9.00 charge only on redemptions by wire transfer.

(2) See "MANAGEMENT."

(3) The Investment Advisor is entitled to a fee for investment advisory and management services at an annual rate of up to .90% of the average daily net assets of the Fund attributable to Investor Shares. The Investment Advisor has voluntarily limited such fee during the first fiscal year of the Fund to an aggregate of .41% of average daily net assets; however, there can be no assurance that the Investment Advisor will continue to voluntarily limit the amount of such fee in the future.

(4) The Distributor is entitled to a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% service fee and .50% distribution fee) of the average daily net assets of the Fund attributable to Investor Shares. The Distributor has voluntarily waived such fee during the first fiscal year of the Fund; however, there can be no assurance that the Distributor will continue to voluntarily limit the amount of such fee in the future.

(5) Based upon estimated amounts of expenses for the Fund's current fiscal year.

(6) In the absence of the voluntary fee waivers of the Investment Advisor and the Distributor, Estimated Total Annual Fund Operating Expenses would currently be 3.93% of estimated net assets.

    The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based upon payment by the Fund of operating expenses (excluding offering expenses) at the levels set forth in the table above.

    EXAMPLE

    An investor would pay the following expenses on a $1,000 investment assuming a 5% annual return, reinvestment of all dividends and distributions at net asset value and redemption at the end of each time period:

                                                                                 INVESTOR SHARES
                                                                                -----------------
1 Year........................................................................      $      73
3 Years.......................................................................      $     127

    The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. "Other Expenses" are based on estimated amounts for the current fiscal year. In the absence of the voluntary fee waivers of the Investment Advisor and Distributor, the estimated expenses set forth in the table above would be $85 and $162 for the one year and three year periods, respectively. Long-term investors in the Fund could pay more in 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. (the "NASD") THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE FUND AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. MOREOVER, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, THE FUND'S PERFORMANCE WILL VARY AND MAY RESULT IN A RETURN GREATER OR LESS THAN 5%. FOR A FURTHER DESCRIPTION OF THE VARIOUS COSTS AND EXPENSES INCURRED IN THE FUND'S OPERATION, SEE "MANAGEMENT."

                             INVESTMENT OBJECTIVES

GENERAL

    The Fund's investment portfolio intends to track the DEM Index, an index, developed and controlled by The Chapman Co., an investment banking affiliate of Chapman Capital Management, Inc., the Fund's investment advisor (the "Investment Advisor"), of public companies that are located in the United States and its territories that are controlled by African Americans, Asian Americans, Hispanic Americans or women (the "DEM Profile"). THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVE.

    An index is a group of securities whose overall performance is used as a standard to measure investment performance. The DEM Index is comprised of stocks of thirty companies from the universe (the "DEM Universe") of companies that fit the DEM Profile ("DEM Companies"). These companies are selected to reflect the market capitalization and industry classification characteristics of the DEM Universe. The DEM Universe is a growing list of DEM Companies identified by the Investment Advisor that currently includes approximately 180 companies.

    In determining whether a specific portfolio company is "controlled" by African Americans, Asian Americans, Hispanic Americans or women, the Investment Advisor applies the following criteria: at least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups and at least one of the company's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups.

    In tracking the performance of the DEM Index, the Fund will be invested in DEM Companies with both large and small market capitalizations; however, since the DEM Universe includes a large proportion of companies with small market capitalizations, a significant portion of the Fund's portfolio that is invested pursuant to the DEM Index strategy will be small capitalization companies. To the extent the Fund invests in companies with smaller market capitalizations, the securities of such companies may be traded in such over-the-counter markets as the OTC Bulletin Board and the Pink Sheets. See "RISK FACTORS -- Investment in Small Companies."

    In order to cover expenses and net redemptions and prior to investment of net receipts the Fund expects to have a portion of its assets in cash or invested in short-term investment grade fixed income securities, including obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and bankers' acceptances, and repurchase agreements collateralized by these securities. The specific percentage of net assets held in cash at any given time will depend upon the judgement of the Board of Directors and the Investment Advisor with respect to future redemptions and expenses. Excluding assets held in cash, the Fund generally intends to invest directly or indirectly in each stock found in the DEM Index in approximately the same proportion as such stock is represented in the DEM Index itself. For example, if 10% of the market capitalization of the DEM Index is made up of securities of a specific company, securities of such company can be expected, directly or indirectly, to represent 10% of the Fund's non-cash assets. Over time, the percentage of the Fund's assets invested in particular companies in the DEM Index will vary depending on changes in the weighted market capitalizations of such companies.

    Although the Fund intends to remain substantially fully invested in common stocks in the DEM Index, as discussed above, the Fund will not be able to invest 100% of its assets pursuant to its investment strategy of tracking the DEM Index. Further, the Fund will incur operating expenses whereas the DEM Index itself does not. Therefore, although the Fund will seek to track the DEM Index as closely as possible, it may not be able to match or exceed its performance. In order to increase the Fund's return and more closely track the DEM Index notwithstanding these considerations, the Investment Advisor is permitted to utilize leverage to increase the Fund's investment return. Further, the Investment Advisor may purchase options on DEM Index securities in order to gain exposure to such securities at lower cost than the direct purchase of such securities. THERE CAN BE NO ASSURANCE THAT THE USE OF THESE STRATEGIES BY THE FUND WILL BE SUCCESSFUL AND THE USE OF SUCH STRATEGIES MAY SUBJECT THE FUND TO ADDITIONAL RISKS. See " -- Borrowing," " -- Options," "Risk Factors -- Use of Leverage" and "Investment Program -- Options Transactions," " -- Futures Contracts and Options on Futures Contracts" in the Statement of Additional Information.

    The Fund's investment objectives and policies other than those specified in the Statement of Additional Information under "INVESTMENT OBJECTIVES AND POLICIES -- Fundamental Policies," may be changed by the Board of Directors without the approval of stockholders.

BORROWING

    The Fund may not issue senior securities, borrow money or pledge its assets, except that it may borrow from banks in amounts aggregating not more than 5% of the value of the Fund's total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 5% of the value of its total assets to secure such borrowings. The Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions.

    The use of borrowings by the Fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the Fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the

Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case.

OPTIONS

    The Fund may invest up to 15% of its total assets, represented by the premium paid, in the purchase of call options in respect of specific securities in which the Fund may invest. The Fund may write covered put option contracts to the extent of 15% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in price of the underlying security. A put option sold by the Fund is covered when, among other things, cash or liquid securities are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken.

    To close out a position when writing covered options, the Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it has previously written on the security. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction," which involves liquidating its position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof. The Fund intends to treat options in respect of specific securities that are not traded on a national securities exchange or the Nasdaq National Market as Illiquid Securities. Illiquid Securities include securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act. The Fund may invest up to 15% of its net assets in Illiquid Securities. See "RISK FACTORS -- Non-Publicly Traded and Illiquid Securities."

SECURITIES LENDING/REPURCHASE AGREEMENTS

    The Fund may, but is not required to, utilize various investment techniques for hedging, risk management and other investment purposes. These investment techniques may include, but are not limited to, lending of portfolio securities and entering into "repurchase agreements." Up to 20% of the Fund's assets may be invested pursuant to such techniques for hedging and risk management purposes or when, in the opinion of the Investment Advisor, such techniques can be expected to yield a higher investment return than other investment options.

    To the extent that the Fund seeks to increase its income by lending portfolio securities, such securities loans will be secured by collateral in cash, cash equivalents, U.S. government securities, or such other collateral as may be permitted under the Fund's investment program and by regulatory agencies. The Fund may enter into repurchase agreements pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. Repurchase agreements facilitate portfolio management and allow the Fund to earn additional revenue. If the Fund enters into repurchase agreements, it will do so in order to increase liquidity or as a temporary investment while the Fund is evaluating the acquisition of suitable investments. See "INVESTMENT PROGRAM" in the Statement of Additional Information.

    The Fund's investment policy of not investing in foreign securities (including American Depository Receipts) is a fundamental policy which it may not change without the approval of the holders of a majority of its outstanding voting securities. For more information about the Fund and its investment objectives and policies, including fundamental policies, see "INVESTMENT PROGRAM" in the Statement of Additional Information.

    Although the Fund seeks to invest for the long term, the Fund retains the right to sell securities regardless of how long they have been held. Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the Fund's target index. Although the Fund cannot accurately predict its turnover rate, because of this, the Fund anticipates that its annual portfolio turnover will not exceed 20%. (A turnover of 100% would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one year period.) Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. See "TAXES" and "PORTFOLIO TRANSACTIONS," TAXATION and "INVESTMENT PROGRAM -- Portfolio Turnover" in the Statement of Additional Information.

                                  RISK FACTORS

    INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE FUND.

    An investment in the Fund's shares does not constitute a complete investment program since it involves the market and objective risks inherent in seeking long-term growth through investments in equity markets and is not recommended for investors who are unwilling to accept significant fluctuations in share price. The value of the Fund's investments will vary from day to day and generally reflect market conditions, interest rates and other company, political or economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities. When you sell your shares, they may be worth more or less than what you paid for them. Further, returns from an investment in the Fund are likely to be below the returns of the DEM Index because the Fund incurs fees and transaction expenses while employing the DEM Index strategy, while the DEM Index does not incur such fees and expenses.

MARKET EXPOSURE

    As a mutual fund investing primarily in common stock, the Fund is subject to market risk, i.e., the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to move in cycles, with periods of rising stock prices and periods of falling stock prices.

    The Fund is also subject to objective risk, which is the possibility that returns from a specific type of stock (for instance, stock of smaller capitalization companies) will trail returns from the overall stock market. The portfolio securities in the Fund's DEM Index strategy may go through cycles of outperformance and underperformance in comparison to the stock market in general.

INVESTMENT IN SMALL COMPANIES

    Because the Fund intends to invest a large proportion of its assets in securities of emerging companies with small market capitalizations, an investor should be aware of certain special considerations and risk factors relating to investments in such companies. No assurance can be given that securities of small emerging companies will appreciate, that a sufficient number of appropriate investments will be available or that the Fund's particular investment choices will be successful. Investors should also be aware of considerations and risks relating to the Fund's investment practices.

    Investing in small capitalization stocks can involve greater risk than is customarily associated with investing in securities of larger, more established companies. Small emerging companies may be subject to greater earnings fluctuation, lack of established markets for products or services, more limited financial resources and less depth of experienced management. Securities of small emerging companies generally have more limited marketability and may be subject to greater price volatility than securities of larger companies. They may be dependent for management on one or a few key persons, and can be more susceptible to losses and risks of bankruptcy. Transaction and trading costs in smaller capitalization stocks may be higher than those of larger capitalization companies, primarily because of more limited volumes and fewer active market makers. These risks are in addition to the risks normally associated with any strategy seeking capital appreciation by investing in a portfolio of equity securities. Furthermore, such companies are often traded on markets such as the OTC Bulletin Board and the Pink Sheets where the trading market is thinner and the spread between bid and offer prices is often larger than on the major exchanges or Nasdaq system. The nature of these trading markets subjects the Fund to the risk that should the need arise to rapidly liquidate its position in such securities, for example to cover net redemptions, the

Fund's activities could aversely affect the market price of such securities, resulting in a requirement that the Fund sell its position below the price that is deemed to be representative of their value and, accordingly, the value of the Fund's net assets could be adversely affected.

NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

    The Fund may invest up to 15% of its net assets in Illiquid Securities, which term includes securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act. These securities are less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Difficulty in selling these securities may result in a loss or may be costly to the Fund.

LIMITED EXPERIENCE OF THE INVESTMENT ADVISOR

    The Investment Advisor has acted as investment manager for various balanced and equity portfolios and currently advises a money market fund and an equity fund that concentrates on DEM Company equity securities that are each a separate Series of the Company. Further, the Investment Advisor acted as an investment advisor and manager from 1995 to 1998 for a closed-end, non-diversified management investment company which concentrated on DEM Company securities. However, prior to 1998, the Investment Advisor has not acted as an advisor to an open-end management investment company that invests in equity securities.

LIMITED HISTORY OF THE DEM INDEX

    The DEM Index was developed by the Distributor, an affiliate of Investment Advisor, in late 1995 and such affiliate maintains the DEM Index. Unlike more established indexes, such as the S&P 500 Index, which is widely accepted as a performance benchmark for the U.S. stock market, the DEM Index is not widely used or recognized by the investment community. In addition, given the DEM Index's limited history, the future stability of the DEM Index cannot be accurately gauged.

POTENTIAL CONFLICT OF INTEREST

    The Fund may utilize the Distributor, The Chapman Co., a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the NASD, in connection with the purchase or sale of portfolio securities in certain circumstances. The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of the Company, is also the President and Chairman of the Board of Directors of the Investment Advisor and President, Chairman of the Board of Directors and majority stockholder of Chapman Capital Management Holdings, Inc. See "MANAGEMENT -- Investment Advisor" below and "OFFICERS AND DIRECTORS" in the Fund's Statement of Additional Information. The Distributor is a wholly-owned subsidiary of Chapman Holdings, Inc. Mr. Nathan A. Chapman, Jr. is also the President, Chairman of the Board of Directors and majority stockholder of the Distributor and the President and Chairman of the Board of Directors of Chapman Holdings, Inc. See "MANAGEMENT -- Distributor" below and "MANAGEMENT" in the Fund's Statement of Additional Information. Mr. Chapman owns approximately 68.2% of the outstanding voting securities of Chapman Capital Management Holdings, Inc. and approximately 62% of the outstanding voting securities of Chapman Holdings, Inc. Accordingly, these relationships represent a potential conflict of interest with respect to commissions and other fees on brokerage transactions conducted on the Fund's behalf by the Distributor A majority of the Company's Board of Directors are independent directors and such Directors have adopted procedures in compliance with the Investment Company Act of 1940, as amended (the "1940 Act") to address such conflict. See "INVESTMENT ADVISORY AND OTHER SERVICES" and "BROKERAGE AND PORTFOLIO TRANSACTIONS" in the Fund's Statement of Additional Information.

USE OF LEVERAGE

    The use of borrowings by the Fund to carry out its investment objectives may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the Fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case.

THE YEAR 2000 PROBLEM

    Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its Investment Advisor and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Company is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In evaluating portfolio investments and potential portfolio investments, the Investment Advisor considers the extent to which such companies have prepared for the Year 2000 Problem. In this regard, the Investment Advisor reviews reports filed with the SEC by portfolio companies and potential portfolio companies, reviews third party publications, if available, and confers with issuer representatives. At this time, however, there can be no assurance that these steps will be sufficient to identify all or most portfolio companies or potential portfolio companies that will have a significant Year 2000 Problem. To the extent the Fund's portfolio companies experience business disruptions due to the Year 2000 Problem, this could have a significant effect on the value of their securities and their ability to make distributions which could have a material adverse effect on the Fund.

                                   MANAGEMENT

BOARD OF DIRECTORS

    The Fund is managed by the Company's Board of Directors. All of the directors are members of minority groups. The Board of Directors approves all significant agreements between the Fund and other Series of the Company and between the Fund and persons who furnish services to the Fund, including the Fund's agreements with the Investment Advisor and the Distributor. The Board of Directors delegates to the Company's officers and the Investment Advisor responsibility for day-to-day operations of the Fund. All of the officers of the Company are directors, officers or employees of the Investment Advisor and/or the Distributor.

THE INVESTMENT ADVISOR

    The Investment Advisor, Chapman Capital Management, Inc., has been retained under an investment advisory and administrative services agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund in accordance with the Fund's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. The Investment Advisor was established in 1988 and is located at the World Trade Center -- Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202. The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan
A. Chapman, Jr., who is the controlling stockholder, President and Chairman of the Board of Directors of Chapman Capital Management Holdings, Inc., is President and Chairman of the Board of Directors of the Company and President and Chairman of the Board of Directors of the Investment Advisor.

    The Investment Advisor has sole investment discretion for the Fund and makes all decisions affecting assets in the Fund's portfolio under the supervision of the Company's Board of Directors and in accordance with the Fund's stated policies. The Investment Advisor selects investments for the Fund and places purchase and sale orders on behalf of the Fund. Pursuant to the advisory and administrative services agreement between the Fund and the Investment Advisor, the Fund pays an advisory fee at an annual rate of .9 of 1% of the value of the Fund's average weekly net assets during the preceding month payable monthly in arrears and an administration fee of .15 of 1% of the Fund's average weekly net assets during the preceding month payable monthly in arrears. The Investment Advisor has voluntarily limited its total fees to the annual rate of .41 of 1% of the value of the Fund's average weekly net assets during the preceding month during the first fiscal year of the Fund; however, there can be no assurance that the Investment Advisor will continue to voluntarily limit such fees in the future.

    The Investment Advisor has been an investment advisor since 1988. The Investment Advisor served as the investment advisor of DEM, Inc., a closed-end company, from 1995 until its dissolution in 1998 and currently serves as the investment advisor for The Chapman US Treasury Money Fund, DEM Equity Fund, DEM Fixed Income Fund and DEM Multi-Manager Equity Fund, four other series of the Company. DEM Fixed Income Fund and DEM Multi-Manager Equity Fund are not currently active. In addition, the Investment Advisor serves as portfolio manager to private accounts. As of January 31, 1999, the Investment Advisor had approximately $613 million in assets under management.

PORTFOLIO MANAGEMENT

    Nathan A. Chapman, Jr. who has been the President of the Investment Advisor since 1988, is primarily responsible for management of the Fund's assets invested pursuant to the DEM Index strategy.

    Mr. Chapman has served as the President and Chairman of the Board of Directors of the Company since its organization in 1988. In addition, Mr. Chapman founded the Distributor in 1987 and has been its President since its inception. The Distributor is a full-service brokerage and investment banking firm. As Mr. Chapman is the chief executive officer of a brokerage and investment banking firm, he does not devote his full time to the management of the Fund's portfolio.

THE DISTRIBUTOR

    The Distributor, The Chapman Co., is a registered broker-dealer and a member of the NASD. The Distributor is located at the World Trade Center -- Baltimore, 401 E. Pratt Street, 28th Floor, Baltimore,

Maryland 21202. The Distributor is a wholly-owned subsidiary of Chapman Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder, President and Chairman of the Board of Directors of Chapman Capital Management Holdings, Inc., is President and Chairman of the Board of Directors of the Company and the Distributor.

    The Distributor receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% service fee and
 .50% distribution fee) of the average daily net assets of the Fund attributable to the Investor Shares pursuant to a distribution plan (the "Distribution Plan") adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act. The Distributor has voluntarily waived such fees during the first fiscal year of the Fund; however, there can be no assurance that the Distributor will continue to voluntarily waive or limit the amount of such fee in the future. Amounts paid to the Distributor under the Distribution Plan may be used by the Distributor to cover expenses that are primarily intended to result in, or that are primarily attributable to, (i) the sale of the shares of the Fund, (ii) ongoing servicing and/or maintenance of the accounts of the Fund's stockholders, and (iii) sub-transfer agency services, sub-accounting services or administrative services related to the sale of the shares of the Fund, all as set forth in the Distribution Plan. Payments under the Distribution Plan are not tied exclusively to the distribution expenses actually incurred by the Distributor and the payments may exceed distribution expenses actually incurred. The Board of Directors of the Company evaluates the appropriateness of the Distribution Plan on a continuing basis and in doing so considers all relevant factors, including expenses borne by the Distributor and amounts received under the Distribution Plan.

    The Distributor or its affiliates may, at their own expense, provide promotional incentives to parties who support the sale of shares of the Fund, consisting of securities dealers who have sold Fund shares or others, including banks and other financial institutions, under special arrangements. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Fund shares.

    Listed below are persons affiliated with both the Company and the Distributor.

             NAME AND
    PRINCIPAL BUSINESS ADDRESS                 WITH DISTRIBUTOR                         WITH COMPANY
----------------------------------  --------------------------------------  -------------------------------------
Nathan A. Chapman, Jr.              Director and President                  Director, President and Chairman
The Chapman Co.
401 East Pratt Street
28th Floor
Baltimore, MD 21202

Earl U. Bravo, Sr.                  Senior Vice President, Secretary and    Secretary and Assistant Treasurer
The Chapman Co.                       Assistant Treasurer
401 East Pratt Street
28th Floor
Baltimore, Maryland 21202

M. Lynn Ballard                     Treasurer and Assistant Secretary       Treasurer and Assistant Secretary
The Chapman Co.
401 East Pratt Street
28th Floor
Baltimore, Maryland 21202

Lottie Shackelford                  Control Person                          Director

EXPENSES

    The Investment Advisor bears all expenses in connection with the performance of its advisory and administrative services. The Company bears all expenses incurred in its operations. Expenses attributable to the Company, but not to a particular Series, will be allocated to each Series on the basis of relative net assets. Similarly, expenses attributable to a particular Series, but not to a particular class, will be allocated to each class thereof on the basis of relative net assets. General Company expenses may include but are not limited to: insurance premiums; Director fees; expenses of maintaining the Company's legal existence; and fees of industry organizations. General Series expenses may include but are not limited to: audit fees; brokerage commissions; registration of the shares of a Series with the SEC and notification fees to the various state securities commissions; fees of the Series' Administrator, Custodian and Transfer Agent or other service providers, costs of obtaining quotations of portfolio securities; and pricing of Series shares.

    Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining stockholder approval of such plan or any amendment thereto), will be borne solely by stockholders of such class or classes. Other expense allocations which may differ among classes, or which are determined by the Board of Directors to be class-specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as stockholder reports, prospectuses, and proxy statements to current stockholders of a specific class; SEC registration fees and state "blue sky" fees incurred by a specific class; litigation or other legal expenses relating to a specific class; Director fees or expenses incurred as a result of issues relating to a specific class; and different transfer agency fees attributable to a specific class.

    Notwithstanding the foregoing, the Investment Advisor or other service provider may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

BROKERAGE

    The Distributor may effect brokerage transactions for the Fund in compliance with the requirements of the 1940 Act.

CUSTODIAN

    UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian for the Fund's portfolio securities.

TRANSFER AND DIVIDEND PAYING AGENT AND ACCOUNTING AGENT

    First Data Services, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406, (800) 441-6580, serves as transfer and dividend paying agent and accounting agent (the "Transfer Agent") for the Fund's shares pursuant to an Investment Company Services Agreement. First Data performs the following duties in its capacity as Transfer Agent to the Fund: maintains the records of stockholder's accounts; answers stockholder inquiries concerning accounts; processes purchases and redemptions of Fund shares; acts as dividend and distribution disbursing agent; and performs other stockholder service functions. Stockholder inquiries should be addressed to the Transfer Agent at
(800) 441-6580. As accounting agent, First Data performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value. For its transfer and dividend paying agency services under the Investment Company Services Agreement, the Transfer Agent is compensated by a monthly fee calculated according to a fee schedule approved by the Board of Directors of the Company.

                               PURCHASE OF SHARES

    Investor Shares of the Fund may be purchased directly from the Fund at the net asset value per share, plus the applicable sales load, next determined after receipt of the order in proper form by the Transfer Agent. There is a sales load in connection with the purchase of shares which is reduced on purchases involving large amounts and which may be eliminated in certain circumstances described under "PURCHASE OF SHARES -- Purchase Price." The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund will not accept a check endorsed over by a third-party. The minimum initial investment is $25, and the minimum subsequent investment is $25. The Fund reserves the right to vary the initial investment minimum and the subsequent investment minimum at any time.

    Purchase orders for Investment Shares of the Fund which are received by the Transfer Agent in proper form prior to the close of regular trading hours on the New York Stock Exchange, Inc. (the "NYSE") (currently 4:00 p.m. Eastern time) on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of the Fund received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

    Purchases may be made in one of the following ways:

PURCHASES BY MAIL

    Investor Shares may be purchased initially by completing the Investment Application included in this Prospectus and mailing it to the Transfer Agent, together with a check payable to DEM Index Fund Investor Shares, c/o First Data Services, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, PA 19406-0903. All checks for purchase of shares must be drawn on U.S. banks and payable in U.S. dollars.

    Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to DEM Index Fund Investor Shares, c/o UMB Bank, N.A., PO Box 412797, Kansas City, MO 64141-2797. Please enclose the stub of your account statement along with the amount of the investment, the name of the account for which the investment is to be made and the account number. Please note: A $20 fee will be charged to your account for any payment check returned to the Custodian.

PURCHASES THROUGH BROKER/DEALERS

    The Fund may accept telephone orders from broker-dealers or service organizations which have been previously approved by the Fund. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders and payments for the same to the Fund. Shares of the Fund may be purchased through broker-dealers, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of purchase.

    Wire orders for shares of the Fund received by the Transfer Agent prior to 4:00 p.m., Eastern Time, are confirmed at that day's public offering price. Orders received by the Transfer Agent after 4:00 p.m., Eastern Time, are confirmed at the public offering price on the following business day.

PURCHASE PRICE

    Shares of the Fund are offered at the public offering price which is the net asset value per share, plus any applicable sales charge. The sales charge is a variable percentage of the offering price depending upon the amount of the sale. No sales charge will be assessed on the reinvestment of distributions. The sales charge will be assessed as follows:

                                                                     TOTAL SALES LOAD
                                                  -------------------------------------------------------
                                                                                           DEALER'S
                                                     AS A % OF       AS A % OF NET    REALLOWANCE AS A %
AMOUNT OF TRANSACTION                             OFFERING PRICE    AMOUNT INVESTED    OF OFFERING PRICE
------------------------------------------------  ---------------  -----------------  -------------------
Less than $50,000...............................          4.75%             4.97%               4.25%
$50,000 to $99,999.99...........................          4.25%             4.46%               3.75%
$100,000 to $249,999.99.........................          3.75%             3.88%               3.25%
$250,000 to $499,999.99.........................          3.25%             3.38%               3.00%
$500,000 to $749,999.99.........................          2.75%             2.81%               2.50%
$750,000 to $999,999.99.........................          2.25%             2.32%               2.00%
$1,000,000 and above............................          1.25%             1.28%               1.00%

    The Distributor will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with the Distributor. The dealer's concession may be changed from time to time. The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Fund subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an "underwriter" under the Securities Act of 1933, as amended. All such sales charges are paid to the securities dealer involved in the trade. The foregoing schedule of sales charges applies to single purchases and to purchases made under a Letter of Intent and pursuant to the Rights of Accumulation, both of which are described below.

RIGHT OF ACCUMULATION

    Reduced sales loads apply to any purchase of Investor Shares by an investor where the aggregate investment in Investor Shares including such purchase, is $50,000 or more. If, for example, an investor previously purchased and still holds Investor Shares, with an aggregate current market value of $40,000 and subsequently purchases Investor Shares having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.25% of the offering price. All present holdings of Investor Shares may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase. To qualify for reduced sales loads, at the time of a purchase an investor must notify the Transfer Agent. The reduced sales load is subject to confirmation of an investor's holdings through a check of appropriate records.

LETTER OF INTENT

    By signing a Letter of Intent form, available from the Distributor, an investor becomes eligible for the reduced sales load applicable to the total number of Investor Shares purchased in a 13-month period (beginning up to 90 days prior to the date of execution of the Letter of Intent) pursuant to the terms and conditions set forth in the Letter of Intent less any redemptions by such investor during such period. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of Investor Shares you hold (on the date of submission of the Letter of Intent) that may be used toward

"Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent.

    The Transfer Agent will hold in escrow 5% of the amount of shares indicated in the Letter of Intent for payment of a higher sales load if the investor does not purchase the full amount of shares indicated in the Letter of Intent. The escrow will be released when the investor fulfills the terms of the Letter of Intent by purchasing the specified amount. Assuming completion of the total minimum investment specified under a Letter of Intent, an adjustment will be made to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to the submission of the Letter of Intent. In addition, if the investor's purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect the investor's total purchase at the end of 13 months.

    If the total purchases are less than the amount specified, the investor will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Investor Shares held in escrow to realize the difference. Signing a Letter of Intent does not bind the investor to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but the investor must complete the intended purchase to obtain the reduced sales load. At the time an investor purchases Investor Shares, he or she must indicate his or her intention to do so under a Letter of Intent.

PURCHASES BY WIRE

    To order Investor Shares by wiring federal funds, the Transfer Agent must first be notified by calling (800) 441-6580 to request an account number and furnish the Fund with your tax identification number. Following notification to the Transfer Agent, federal funds and registration instructions should be wired through the Federal Reserve System to:

                                 UMB BANK, N.A.
                                ABA #10-10-00695
                         FOR: FIRST DATA SERVICES, INC.
                               A/C 98-7037-071-9
                      FBO "DEM Index Fund Investor Shares"
               ACCOUNT OF (EXACT NAME(S) OF ACCOUNT REGISTRATION)
                          STOCKHOLDER ACCOUNT #

    A completed application with signature(s) of registrant(s) must be filed with the Transfer Agent immediately subsequent to the initial wire. Investors should be aware that some banks may impose a wire service fee. Stockholders may be subject to 31% federal income tax withholding if the original application is not received.

PURCHASES BY AUTOMATIC INVESTMENT

    Shares of the fund may be purchased through our "Automatic Investment Option" by completing the "Automatic Investment Option" section of the investment application. The Automatic Investment Option provides a convenient method by which investors may have monies deducted directly from their checking, savings or bank money market accounts for investment in the fund. The minimum investment is $25 per month. The account designated will be debited in the specified amount, on the date indicated, and fund shares will be purchased. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. The fund may alter, modify or terminate this Plan at any time.

PURCHASES BY EXCHANGE

    To request an exchange of shares of one fund into shares of another DEM fund offered by The Chapman Funds, Inc., call (800) 441-6580 or send a written request to:

                         DEM Index Fund Investor Shares
                         c/o First Data Services, Inc.
                               3200 Horizon Drive
                                 P.O. Box 61503
                           King of Prussia, PA 19406

    NOTE: An exchange must be made by mail if a new account must be opened or the accounts are not identically registered.

IMPORTANT INFORMATION ABOUT EXCHANGE PRIVILEGES

    - If you exchange shares of one fund for shares of another DEM fund by telephone, the new shares will be registered in the same manner as the shares for which they were exchanged.

    - A fund may change or cancel exchange policies at any time, upon 60 days' notice to stockholders and can terminate the telephone exchange privilege at any time.

    - An exchange of shares is treated like a sale of those shares; therefore, you may realize capital gain or loss for federal income tax purposes when shares are exchanged.

    - Exchanges will be required to meet the minimum initial investment requirement of each fund.

                              REDEMPTION OF SHARES

    Stockholders may redeem their Investor Shares without charge on any business day that the NYSE is open. See "NET ASSET VALUE." Redemptions will be effective at the net asset value per share next determined after the receipt by the Transfer Agent of a redemption request meeting the requirements described below. The Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by the stockholder in a stockholder account application. There is a $9.00 charge for redemptions by wire which will be deducted from redemption proceeds. Please note that the stockholder's bank also may impose a fee for wire service. The Fund will not honor redemption requests of stockholders who recently purchased shares by check until it is reasonably satisfied that the purchase check has cleared, which may take up to fifteen days from the purchase date. To avoid delays of this kind, you may wish to purchase by wire if you are planning on redeeming your shares in the near future.

    Except as noted below, redemption requests received in proper form by the Transfer Agent prior to the close of regular trading hours on the NYSE on any business day that the Fund calculates its per share net asset value are effective that day.

    Redemption requests received after the close of the NYSE are effective as of the time the net asset value per share is next determined.

    Investor Shares of the Fund may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were directly redeemed from the Fund.

    The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Investment Advisor or the Board of Directors, result in the necessity of the Fund selling assets under disadvantageous conditions and to the detriment of the remaining stockholders of the Fund.

    Pursuant to the Company's Charter, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Fund has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90 day period for any one stockholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "NET ASSET VALUE." In the event that an in-kind distribution is made, a stockholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where a stockholder has requested redemption of all or a part of the stockholder's investment, and where the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the stockholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the stockholder's basis in the Fund shares redeemed. Investor Shares may be redeemed in one of the following ways:

REDEMPTION BY MAIL

    Shares may be redeemed by submitting a written request for redemption to the Transfer Agent at First Data Services, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, PA 19406-0903.

    A written redemption request to the Transfer Agent must: (i) identify the stockholder's account number, (ii) state the number of shares or dollars to be redeemed and (iii) be signed by each registered owner exactly as the shares are registered. A redemption request for amounts above $25,000 or redemption requests for which proceeds are to be mailed somewhere other than the address of record, must be accompanied by signature guarantees. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 14Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be members of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

    A redemption request will not be deemed to be properly received until the Transfer Agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the Transfer Agent at (800) 441-6580.

REDEMPTION BY TELEPHONE

    Stockholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing the Transfer Agent by telephone. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent at the address listed above. The request must be signed by each stockholder of the account with signature guarantees as described previously.

    Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a stockholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

    The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

ADDITIONAL INFORMATION

    The Fund also reserves the right to involuntarily redeem an investor's account where the account is worth less than the minimum initial investment required when an account is established, currently $25. (Any redemption of shares from an inactive account established with a minimum investment may reduce the amount below the minimum initial investment, and could subject the account to redemption initiated by the Fund.) The Fund will advise the stockholder of such intention in writing at least sixty (60) days prior to effecting such redemption, during which time the stockholder may purchase additional shares in any amount necessary to bring the account back to $25. The Fund currently does not intend to exercise this right; however, no assurance can be made that the Fund will not determine to exercise this right in the future.

    If the Board of Directors determines that it would be detrimental to the best interest of the remaining stockholders of the Fund to make payment in cash, the Fund may pay the redemption price in whole or in part by distribution in kind of readily marketable securities, from the Fund, within certain limits prescribed by the SEC. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in kind, the redeeming stockholder will incur brokerage costs in converting the assets into cash.

    Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

                                NET ASSET VALUE

    The net asset value of shares of the Fund is determined each business day as of the close of trading on the NYSE (currently 4:00 p.m. Eastern Time). Options and futures contracts are valued at their daily quoted settlement price on the exchange on which they are traded and are included in such net asset value determination. The NYSE is scheduled to be open Monday through Friday throughout the year except for certain Federal and other holidays. The net asset value per Investor Share of the Fund is calculated by adding the Investor Shares' pro rata share of the value of the Fund's assets, deducting the Investor Shares' pro rata share of the Fund's liabilities and the liabilities specifically allocated to Investor Shares and then dividing the result by the total number of outstanding Investor Shares. Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. If bid and asked quotations are not available, then over-the-counter securities are valued through valuations obtained from a commercial pricing service or as determined in good faith by the Board of Directors. In making this determination the Board considers, among other things, publicly available information regarding the issuer, market conditions and values ascribed to comparable companies. In instances where the price determined above is deemed not to represent fair market value, the price is determined in such manner as the Board may prescribe. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost if their term of maturity from the date of purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase when acquired by the Fund was more than 60 days, unless this is determined by the Board of Directors not to represent fair value. All other securities and assets are taken at fair value as determined in good faith by the Board of Directors, although the actual calculation may be done by others.

Income and expenses (including advisory and administration fees) are accrued daily and taken into account in computing net asset value.

                                   DIVIDENDS

    The Fund calculates its dividends, if any, from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securities for the applicable period less applicable expenses. The Fund declares dividends, if any, from its net investment income quarterly and net realized capital gains annually unless such capital gains are used to offset losses carried forward from prior years, in which case no such capital gains will be distributed.

    Dividends paid by the Fund with respect to Investor Shares and Institutional Shares are calculated in the same manner and at the same time. Both classes will share proportionately in the investment income and expenses of the Fund, except that the per share dividends of Investor Shares will differ from the per share dividends of Institutional Shares as a result of additional distribution expenses applicable to Investor Shares.

    Unless an investor instructs the Fund to pay dividends or distributions in cash, dividends and distributions will automatically be reinvested in additional Investor Shares of the Fund at net asset value. The election to receive dividends in cash may be made on the account Application or subsequently, by writing to the Transfer Agent at First Data Services, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406, or by calling the Transfer Agent at (800) 441-6580. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the stockholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

                                     TAXES

    The following discussion reflects applicable tax laws as of the date of this Prospectus.

TAXATION OF THE FUND

    The Fund intends to elect and intends to qualify each year to be treated as a regulated investment company (a "RIC") for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund (see "OTHER INFORMATION -- Capital Stock"), must satisfy certain tests regarding the source of its income, diversification of its assets and distribution of its income. If the Fund otherwise qualifies as a regulated investment company and the Fund distributes to its stockholders at least 90% of its investment company taxable income, then the Fund will not be subject to federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income. In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the distributed amount in any calendar year is less than a sum of (i) 98% of its ordinary income; (ii) 98% of its capital gain net income; and (iii) any prior year underdistributions.

    If in any year the Fund fails to qualify under Subchapter M as a regulated investment company, the Fund would incur a corporate income tax on its taxable income for the year, and the entire amount of the Fund's distribution would generally be characterized as ordinary income.

TAXATION OF STOCKHOLDERS

    DISTRIBUTIONS

    In general, all distributions to stockholders attributable to the Fund's investment company taxable income will be taxable as ordinary income whether paid in cash or reinvested in additional shares of the Fund.

    The Fund intends to distribute any net capital gain annually and intends to designate the appropriate type of those capital gain distributions for tax purposes. In general, if the Fund designates a dividend as a capital gain dividend, the dividend will be taxed to individual stockholders at no more than 20%. Capital gains dividends are taxable to stockholders regardless of whether the dividends are paid in cash or reinvested in additional shares of the Fund and regardless of how long a stockholder has held shares in the Fund. Distributions of short-term capital gain dividends result in ordinary income.

    Stockholders receiving distributions in the form of additional shares of the Fund will be treated for federal income tax purposes as having received the amount of cash used to purchase such shares. In general, the basis of such shares will equal the price paid for such shares.

    SALES OF SHARES

    In general, if a share of the Fund is redeemed, the stockholder will recognize gain or loss equal to the difference between the amount realized on the sale and the stockholder's adjusted basis in the share. Any gain or loss realized upon a sale of shares by a stockholder who is not a dealer in securities will generally be treated as capital gain or loss and capital gain or loss will be long-term capital gain or loss if the shares that were sold had been held for more than one year. Long-term capital gains on shares held more than one year by individuals will be taxed at no higher than a 20% rate. However, any loss recognized by a stockholder on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the stockholder and the stockholder's share of undistributed net capital gain. In addition, any loss realized on a sale of shares will be disallowed to the extent the shares disposed of are replaced within a period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

    BACKUP WITHHOLDING

    The Fund may be required to withhold federal income tax at the rate of 31% of any dividend or redemption payments made to certain stockholders if such stockholders have not provided a correct taxpayer identification number and certain required certifications to the Company, or if the Secretary of the Treasury notifies the Company that the taxpayer identification number provided by a stockholder is not correct or that the stockholder has previously underreported its interest and dividend income. Stockholders can credit such withheld income taxes against their income tax liabilities.

    The foregoing discussion is a summary of certain of the current federal income tax laws regarding the Fund and investors in the shares of the Fund and does not deal with all of the federal income tax consequences applicable to the Fund, or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Fund. For additional tax information, see "TAXATION" in the Fund's Statement of Additional Information.

                               OTHER INFORMATION

CAPITAL STOCK

    The Company was incorporated on November 22, 1988 under the laws of the State of Maryland under the name The Chapman Funds, Inc. It is a registered open-end, management investment company under the 1940 Act set up as a "series fund" which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for tax and other purposes. A stockholder of one Series is not deemed to be a stockholder of any other Series. The Fund is diversified under the 1940 Act. The Company's charter authorizes the Board of Directors to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares are designated DEM Index Fund Investor Shares. Under the Company's charter and Maryland law, the Board of Directors has the power to classify or reclassify any unissued shares of the Company into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board of Directors may similarly classify or reclassify any class of its shares into one or more series and, without stockholder approval, may increase the number of authorized shares of the Company. All shares of the Fund, when issued, will be fully paid and nonassessable.

    The Fund offers a separate class of shares, the Institutional Shares, to institutional investors through a separate prospectus. Shares of each class represent equal pro rata interests in the Fund's common investment portfolio and accrue dividends and calculate net asset value and performance quotations in the same manner. However, Institutional Shares are sold without a load and may have different sales charges and other expenses, which may affect performance.

    All shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class. There is no provision for cumulative voting.

    The Company is not required under Maryland law to hold annual meetings of stockholders for the election of Directors and currently does not intend to do so. Stockholders have the right to call for a meeting to consider the removal of one or more of the Company's Directors if the request is made in writing by the holders of at least 10% of the Company's outstanding voting securities. The Company will assist in calling the meeting as required under the 1940 Act.

    Stockholders of record will receive unaudited semi-annual reports and an annual report containing financial statements audited by independent auditors. Investors may obtain information about the Institutional Shares or the other classes of the Company by contacting the Distributor at the telephone number listed on the back of this Prospectus.

STOCKHOLDER INQUIRIES

    Investors may write or call the Distributor or the Transfer Agent at the addresses and telephone numbers on the back cover of this Prospectus with any questions relating to their investment.

CONTROLLING STOCKHOLDER

    As of the date of this Prospectus, the Investment Advisor owns one Investor Share and one Institutional Share of the Fund which comprises 100% of the Fund's outstanding Common Stock. Because one stockholder owns in excess of 25% of the issued and outstanding Common Stock of the Fund, such stockholder is deemed to control the Fund. Accordingly, such stockholder has significant power to affect the affairs of the Fund or to determine or influence the outcome of matters submitted to a vote of the stockholders of the Fund.

    The Investment Adviser is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc., is a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of the Investment Adviser.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE INCLUDED IN THIS PROSPECTUS OR IN SUPPLEMENTAL SALES LITERATURE ISSUED BY THE FUND OR ITS DISTRIBUTOR.

                            ------------------------

INVESTMENT ADVISOR:

CHAPMAN CAPITAL
MANAGEMENT, INC.
  World Trade Center--Baltimore
  401 East Pratt Street, 28th Floor
  Baltimore, Maryland 21202
  (410) 625-9656

TRANSFER AND DIVIDEND PAYING AGENT AND ACCOUNTING AGENT:

FIRST DATA SERVICES, INC.
  3200 Horizon Drive
  PO Box 61503
  King of Prussia, Pennsylvania 19406
  (800) 441-6580

CUSTODIAN:

UMB BANK, N.A.
  928 Grand Avenue
  Kansas City, Missouri 64141-6226

DISTRIBUTOR:

THE CHAPMAN CO.
  World Trade Center--Baltimore
  401 East Pratt Street, 28th Floor
  Baltimore, Maryland 21202
  (410) 625-9656
  (800) 752-1013

                                     [LOGO]

                                 DEM INDEX FUND
                                INVESTOR SHARES

                              A DOMESTIC EMERGING
                               MARKETS INVESTMENT
                                  OPPORTUNITY

                             ---------------------

                                   PROSPECTUS

                             ---------------------

                               February 17, 1999

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                                                   Filed Pursuant to Rule 497(e)
                                                             (File No.: 33-25716
                                                                       811-5697)

                               February 17, 1999

                                 DEM INDEX FUND
                              INSTITUTIONAL SHARES

    The DEM Index Fund (the "Fund"), is a series of The Chapman Funds, Inc. (the "Company"), an open-end, management investment company, known as a series fund (the Fund and each other series of the Company are herein referred to as a "Series"). The Fund seeks to match as closely as possible, the DEM Index, an index developed and controlled by The Chapman Co., an investment banking affiliate of Chapman Capital Management, Inc., the Fund's investment advisor, of companies that are located in the United States and its territories and that are controlled by African Americans, Asian Americans, Hispanic Americans or women. BECAUSE OF THE NATURE OF THE FUND'S INVESTMENTS AND CERTAIN STRATEGIES IT MAY USE, AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS AND MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

    The Fund offers two classes of shares, Investor Shares and Institutional Shares. Institutional Shares are offered by this Prospectus. Institutional Shares have no load; however, individual investors may purchase Institutional Shares only through institutional stockholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries ("Institutions"). The Institutional Shares impose a 12b-1 fee of up to .25% per annum, which is the economic equivalent of a sales charge and the minimum initial investment in Institutional Shares is currently $25,000 with no minimum subsequent investment. The Fund's Investor Shares are available for purchase by individuals directly and are offered by a separate prospectus.

    This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated the same date as this prospectus and containing additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling The Chapman Co. at (800) 752-1013.

                               TABLE OF CONTENTS

Fund Expenses..........................................................................          2
Investment Objectives..................................................................          3
Risk Factors...........................................................................          7
Management.............................................................................          9
Purchase of Shares.....................................................................         13
Redemption of Shares...................................................................         14
Net Asset Value........................................................................         16
Dividends..............................................................................         17
Taxes..................................................................................         18
Other Information......................................................................         19

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark-are registered trademarks and, DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM- and DEM Index-TM- are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                                 FUND EXPENSES

    The following table lists the annual costs and expenses an investor will incur either directly or indirectly as a stockholder of the Fund based on an estimate of the Fund's operating expenses.

                                                                                                   INSTITUTIONAL
STOCKHOLDER TRANSACTION EXPENSES                                                                      SHARES
----------------------------------------------------------------------------------------------  -------------------

  Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price).......................................................               0%

  Maximum Deferred Sales Load.................................................................               0%

  Maximum Sales Load Imposed on Reinvested
    Dividends and other Distributions.........................................................               0%

  Redemption Fee (as a percentage of amount redeemed) (1).....................................               0%

ANNUAL EXPENSES (as a percentage of net assets) (2)

    Management Fees (3).......................................................................            0.41%

    12b-1 Fees................................................................................            0.25%

    Other Expenses (4)........................................................................            2.53%

    Total Fund Operating Expenses (estimated) (5).............................................            2.94%

------------------------

(1) The Fund imposes a $9.00 charge only on redemptions by wire transfer.

(2) See "MANAGEMENT."

(3) The Investment Advisor is entitled to a fee for investment advisory and management services at an annual rate of up to .90% of the average daily net assets of the Fund attributable to Institutional Shares. The Investment Advisor has voluntarily limited such fee during the first fiscal year of the Fund to an aggregate of .41% of average daily net assets; however, there can be no assurance that the Investment Advisor will continue to voluntarily limit the amount of such fee in the future.

(4) Based upon estimated amounts of expenses for the Fund's current fiscal year.

(5) In the absence of the Investment Advisor's voluntary fee limitation, Estimated Total Annual Fund Operating Expenses would currently be 3.43% of estimated net assets.

    The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based upon payment by the Fund of operating expenses (excluding offering expenses) at the levels set forth in the table above.

    EXAMPLE

    An investor would pay the following expenses on a $1,000 investment assuming a 5% annual return, reinvestment of all dividends and distributions at net asset value and redemption at the end of each time period:

                                                                            INSTITUTIONAL SHARES
                                                                            ---------------------
1 Year....................................................................        $      30
3 Years...................................................................        $      91

    The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. "Other Expenses" are based on estimated amounts for the current fiscal year. In the absence of the voluntary fee waiver of the Investment Advisor, the estimated expenses set forth in the table above would be $35 and $105 for the one year and three year periods, respectively. Long-term investors in the Fund could pay more in 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. (the "NASD") THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE FUND AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while the examples assume a 5% annual return, the Fund's performance will vary and may result in a return greater or less than 5%. For a further description of the various costs and expenses incurred in the Fund's operation, see "MANAGEMENT."

                             INVESTMENT OBJECTIVES

    The Fund's investment portfolio intends to track the DEM Index, an index, developed and controlled by The Chapman Co., an investment banking affiliate of Chapman Capital Management, Inc., the Fund's investment advisor (the "Investment Advisor"), of public companies that are located in the United States and its territories that are controlled by African Americans, Asian Americans, Hispanic Americans or women (the "DEM Profile"). THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVE.

    An index is a group of securities whose overall performance is used as a standard to measure investment performance. The DEM Index is comprised of stocks of thirty companies from the universe (the "DEM Universe") of companies that fit the DEM Profile ("DEM Companies"). These companies are selected to reflect the market capitalization and industry classification characteristics of the DEM Universe. The DEM Universe is a growing list of DEM Companies identified by the Investment Advisor that currently includes approximately 180 companies.

    In determining whether a specific portfolio company is "controlled" by African Americans, Asian Americans, Hispanic Americans or women, the Investment Advisor applies the following criteria: at least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups and at least one of the company's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups.

    In tracking the performance of the DEM Index, the Fund will be invested in DEM Companies with both large and small market capitalizations; however, since the DEM Universe includes a large proportion of companies with small market capitalization, a significant portion of the Fund's portfolio that is invested pursuant to the DEM Index strategy will be small capitalization companies. To the extent the Fund invests in companies with smaller market capitalizations, the securities of such companies may be traded in such over-the-counter markets as the OTC Bulletin Board and the Pink Sheets. See "RISK FACTORS -- Investment in Small Companies."

    In order to cover expenses and net redemptions and prior to investment of net receipts, the Fund expects to have a portion of its assets in cash or invested in short-term investment grade fixed income securities, including obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and bankers' acceptances, and repurchase agreements collateralized by these securities. The specific percentage of net assets held in cash at any given time will depend upon the judgement of the Board of Directors and the Investment Advisor with respect to future redemptions and expenses. Excluding assets held in cash, the Fund generally intends to invest directly or indirectly in each stock found in the DEM Index in approximately the same proportion as such stock is represented in the DEM Index itself. For example, if 10% of the market capitalization of the DEM Index is made up of securities of a specific company, securities of such company can be expected, directly or indirectly, to represent 10% of the Fund's non-cash assets. Over time, the percentage of the Fund's assets invested in particular companies in the DEM Index will vary depending on changes in the weighted market capitalizations of such companies.

    Although the Fund intends to remain substantially fully invested in common stocks in the DEM Index, as discussed above, the Fund will not be able to invest 100% of its assets pursuant to its investment strategy of tracking the DEM Index. Further, the Fund will incur operating expenses whereas the DEM Index itself does not. Therefore, although the Fund will seek to track the DEM Index as closely as possible, it may not be able to match or exceed its performance. In order to increase the Fund's return and more closely track the DEM Index notwithstanding these considerations, the Investment Advisor is permitted to utilize leverage to increase the Fund's investment return. Further, the Investment Advisor may purchase options on DEM Index securities in order to gain exposure to such securities at lower cost than the direct purchase of such securities. THERE CAN BE NO ASSURANCE THAT THE USE OF THESE STRATEGIES BY THE FUND WILL BE SUCCESSFUL AND THE USE OF SUCH STRATEGIES MAY SUBJECT THE FUND TO ADDITIONAL RISKS. See " -- Borrowing," " -- Options," "Risk Factors -- Use of Leverage" and "Investment Program -- Options Transactions," " -- Futures Contracts and Options on Futures Contracts" in the Statement of Additional Information.

    The Fund's investment objectives and policies other than those specified in the Statement of Additional Information under "INVESTMENT OBJECTIVES AND POLICIES -- Fundamental Policies," may be changed by the Board of Directors without the approval of stockholders.

BORROWING

    The Fund may not issue senior securities, borrow money or pledge its assets, except that it may borrow from banks in amounts aggregating not more than 5% of the value of the Fund's total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 5% of the value of its total assets to secure such borrowings. The Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions.

    The use of borrowings by the Fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the Fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case.

OPTIONS

    The Fund may invest up to 15% of its total assets, represented by the premium paid, in the purchase of call options in respect of specific securities in which the Fund may invest. The Fund may write covered put option contracts to the extent of 15% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in price of the underlying security. A put option sold by the Fund is covered when, among other things, cash or liquid securities are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken.

    To close out a position when writing covered options, the Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it has previously written on the security. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction," which involves liquidating its position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof. The Fund intends to treat options in respect of specific securities that are not traded on a national securities exchange or the Nasdaq National Market as Illiquid Securities. Illiquid Securities include securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act. The Fund may invest up to 15% of its net assets in Illiquid Securities. See "RISK FACTORS -- Non-Publicly Traded and Illiquid Securities."

SECURITIES LENDING/REPURCHASE AGREEMENTS

    The Fund may, but is not required to, utilize various investment techniques for hedging, risk management and other investment purposes. These investment techniques may include, but are not limited to, lending of portfolio securities and entering into "repurchase agreements." Up to 20% of the Fund's assets may be invested pursuant to such techniques for hedging and risk management purposes or when, in the opinion of the Investment Advisor, such techniques can be expected to yield a higher investment return than other investment options.

    To the extent that the Fund seeks to increase its income by lending portfolio securities, such securities loans will be secured by collateral in cash, cash equivalents, U.S. government securities, or such other collateral as may be permitted under the Fund's investment program and by regulatory agencies. The Fund may enter into repurchase agreements pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. Repurchase agreements facilitate portfolio management and allow the Fund to earn additional revenue. If the Fund enters into repurchase agreements, it will do so in order to increase liquidity or as a temporary investment while the Fund is evaluating the acquisition of suitable investments. See "INVESTMENT PROGRAM" in the Statement of Additional Information.

    The Fund's investment policy of not investing in foreign securities (including American Depository Receipts) is a fundamental policy which it may not change without the approval of the holders of a majority of its outstanding voting securities. For more information about the Fund and its investment objectives and policies, including fundamental policies, see "INVESTMENT PROGRAM" in the Statement of Additional Information.

    Although the Fund seeks to invest for the long term, the Fund retains the right to sell securities regardless of how long they have been held. Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the Fund's target index. Although the Fund cannot accurately predict its turnover rate, because of this, the Fund anticipates that its annual portfolio turnover will not exceed 20%. (A turnover of 100% would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one year period.) Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. See "TAXES" and "PORTFOLIO TRANSACTIONS," TAXATION and "INVESTMENT PROGRAM -- Portfolio Turnover" in the Statement of Additional Information.

                                  RISK FACTORS

    INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE FUND.

    An investment in the Fund's shares does not constitute a complete investment program since it involves the market and objective risks inherent in seeking long-term growth through investments in equity markets and is not recommended for investors who are unwilling to accept significant fluctuations in share price. The value of the Fund's investments will vary from day to day and generally reflect market conditions, interest rates and other company, political or economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities. When you sell your shares, they may be worth more or less than what you paid for them. Further, returns from an investment in the Fund are likely to be below the returns of the DEM Index because the Fund incurs fees and transaction expenses while employing the DEM Index strategy, while the DEM Index does not incur such fees and expenses.

MARKET EXPOSURE

    As a mutual fund investing primarily in common stock, the Fund is subject to market risk, i.e., the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to move in cycles, with periods of rising stock prices and periods of falling stock prices.

    The Fund is also subject to objective risk, which is the possibility that returns from a specific type of stock (for instance, stock of smaller capitalization companies) will trail returns from the overall stock market. The portfolio securities in the Fund's DEM Index strategy may go through cycles of outperformance and underperformance in comparison to the stock market in general.

INVESTMENT IN SMALL COMPANIES

    Because the Fund intends to invest a large proportion of its assets in securities of emerging companies with small market capitalizations, an investor should be aware of certain special considerations and risk factors relating to investments in such companies. No assurance can be given that securities of small emerging companies will appreciate, that a sufficient number of appropriate investments will be available or that the Fund's particular investment choices will be successful. Investors should also be aware of considerations and risks relating to the Fund's investment practices.

    Investing in small capitalization stocks can involve greater risk than is customarily associated with investing in securities of larger, more established companies. Small emerging companies may be subject to greater earnings fluctuation, lack of established markets for products or services, more limited financial resources and less depth of experienced management. Securities of small emerging companies generally have more limited marketability and may be subject to greater price volatility than securities of larger companies. They may be dependent for management on one or a few key persons, and can be more susceptible to losses and risks of bankruptcy. Transaction and trading costs in smaller capitalization stocks may be higher than those of larger capitalization companies, primarily because of more limited volumes and fewer active market makers. These risks are in addition to the risks normally associated with any strategy seeking capital appreciation by investing in a portfolio of equity securities. Furthermore, such companies are often traded on markets such as the OTC Bulletin Board and the Pink Sheets where the trading market is thinner and the spread between bid and offer prices is often larger than on the major exchanges or Nasdaq system. The nature of these trading markets subjects the Fund to the risk that should the need arise to rapidly liquidate its position in such securities, for example to cover net redemptions, the

Fund's activities could aversely affect the market price of such securities, resulting in a requirement that the Fund sell its position below the price that is deemed to be representative of their value and, accordingly, the value of the Fund's net assets could be adversely affected.

NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

    The Fund may invest up to 15% of its net assets in Illiquid Securities, which term includes securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act. These securities are less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Difficulty in selling these securities may result in a loss or may be costly to the Fund.

LIMITED EXPERIENCE OF THE INVESTMENT ADVISOR

    The Investment Advisor has acted as investment manager for various balanced and equity portfolios and currently advises a money market fund and an equity fund that concentrates on DEM Company equity securities that are each a separate Series of the Company. Further, the Investment Advisor acted as an investment advisor and manager from 1995 to 1998 for a closed-end, non-diversified management investment company which concentrated on DEM Company securities. However, prior to 1998, the Investment Advisor has not acted as an advisor to an open-end management investment company that invests in equity securities.

LIMITED HISTORY OF THE DEM INDEX

    The DEM Index was developed by the Distributor, an affiliate of the Investment Advisor, in late 1995 and such affiliate maintains the DEM Index. Unlike more established indexes, such as the S&P 500 Index, which is widely accepted as a performance benchmark for the U.S. stock market, the DEM Index is not widely used or recognized by the investment community. In addition, given the DEM Index's limited history, the future stability of the DEM Index cannot be accurately gauged.

POTENTIAL CONFLICT OF INTEREST

    The Fund may utilize the Distributor, The Chapman Co., a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the NASD, in connection with the purchase or sale of portfolio securities in certain circumstances. The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of the Company, is also the President and Chairman of the Board of Directors of the Investment Advisor and President, Chairman of the Board of Directors and majority stockholder of Chapman Capital Management Holdings, Inc. See "MANAGEMENT -- Investment Advisor" below and "OFFICERS AND DIRECTORS" in the Fund's Statement of Additional Information. The Distributor is a wholly-owned subsidiary of Chapman Holdings, Inc. Mr. Nathan A. Chapman, Jr. is also the President and Chairman of the Board of Directors of the Distributor and the President, Chairman of the Board of Directors and majority stockholder of Chapman Holdings, Inc. See "MANAGEMENT -- Distributor" below and "MANAGEMENT" in the Fund's Statement of Additional Information. Mr. Chapman owns approximately 68.2% of the outstanding voting securities of Chapman Capital Management Holdings, Inc. and approximately 62% of the outstanding voting securities of Chapman Holdings, Inc. Accordingly, these relationships represent a potential conflict of interest with respect to commissions and other fees on brokerage transactions conducted on the Fund's behalf by the Distributor A majority of the Company's Board of Directors are independent directors and such Directors have adopted procedures in compliance with the Investment Company Act of 1940, as amended (the "1940 Act") to address such conflict. See INVESTMENT ADVISORY AND OTHER SERVICES" and "BROKERAGE AND PORTFOLIO TRANSACTIONS" in the Fund's Statement of Additional Information.

USE OF LEVERAGE

    The use of borrowings by the Fund to carry out its investment objectives may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the Fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case.

THE YEAR 2000 PROBLEM

    Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its Investment Advisor and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Company is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In evaluating portfolio investments and potential portfolio investments, the Investment Advisor considers the extent to which such companies have prepared for the Year 2000 Problem. In this regard, the Investment Advisor reviews reports filed with the SEC by portfolio companies and potential portfolio companies, reviews third party publications, if available, and confers with issuer representatives. At this time, however, there can be no assurance that these steps will be sufficient to identify all or most portfolio companies or potential portfolio companies that will have a significant Year 2000 Problem. To the extent the Fund's portfolio companies experience business disruptions due to the Year 2000 Problem, this could have a significant effect on the value of their securities and their ability to make distributions which could have a material adverse effect on the Fund.

                                   MANAGEMENT

BOARD OF DIRECTORS

    The Fund is managed by the Company's Board of Directors. All of the directors are members of minority groups. The Board of Directors approves all significant agreements between the Fund and other Series of the Company and between the Fund and persons who furnish services to the Fund, including the Fund's agreements with the Investment Advisor and the Distributor. The Board of Directors delegates to the Company's officers and the Investment Advisor responsibility for day-to-day operations of the Fund. All of the officers of the Company are directors, officers or employees of the Investment Advisor and/or the Distributor.

THE INVESTMENT ADVISOR

    The Investment Advisor, Chapman Capital Management, Inc., has been retained under an investment advisory and administrative services agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund in accordance with the Fund's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. The Investment Advisor was established in 1988 and is located at the World Trade Center -- Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202. The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan
A. Chapman, Jr., who is the controlling stockholder, President and Chairman of the Board of Directors of Chapman Capital Management Holdings, Inc., is President and Chairman of the Board of Directors of the Company and President and Chairman of the Board of Directors of the Investment Advisor.

    The Investment Advisor has sole investment discretion for the Fund and makes all decisions affecting assets in the Fund's portfolio under the supervision of the Company's Board of Directors and in accordance with the Fund's stated policies. The Investment Advisor selects investments for the Fund and places purchase and sale orders on behalf of the Fund. Pursuant to the advisory and administrative services agreement between the Fund and the Investment Advisor, the Fund pays an advisory fee at an annual rate of .9 of 1% of the value of the Fund's average weekly net assets during the preceding month payable monthly in arrears and an administration fee of .15 of 1% of the Fund's average weekly net assets during the preceding month payable monthly in arrears. The Investment Advisor has voluntarily limited its total fees to the annual rate of .41 of 1% of the value of the Fund's average weekly net assets during the preceding month during the first fiscal year of the Fund; however, there can be no assurance that the Investment Advisor will continue to voluntarily limit such fees in the future.

    The Investment Adviser has been an investment adviser since 1988. The Investment Adviser served as the investment adviser of DEM, Inc., a closed-end company, from 1995 until its dissolution in 1998 and currently serves as the investment adviser for The Chapman US Treasury Money Fund, DEM Equity Fund, DEM Fixed Income Fund and DEM Multi-Manager Equity Fund, four other series of the Company. DEM Fixed Income Fund and DEM Multi-Manager Equity Fund are not currently active. In addition, the Investment Advisor serves as portfolio manager to private accounts. As of January 31, 1999, the Investment Advisor had approximately $613 million in assets under management.

PORTFOLIO MANAGEMENT

    Nathan A. Chapman, Jr. who has been the President of the Investment Advisor since 1988, is primarily responsible for management of the Fund's assets invested pursuant to the DEM Index strategy.

    Mr. Chapman has served as the President and Chairman of the Board of Directors of the Company since its organization in 1988. In addition, Mr. Chapman founded the Distributor in 1987 and has been its President since its inception. The Distributor is a full-service brokerage and investment banking firm. As Mr. Chapman is the chief executive officer of a brokerage and investment banking firm, he does not devote his full time to the management of the Fund's portfolio.

THE DISTRIBUTOR

    The Distributor, The Chapman Co., is a registered broker-dealer and a member of the NASD. The Distributor is located at the World Trade Center-- Baltimore, 401 E. Pratt Street, 28th Floor, Baltimore,

Maryland 21202. The Distributor is a wholly-owned subsidiary of Chapman Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder, President and Chairman of the Board of Directors of Chapman Holdings, Inc., is also the President and Chairman of the Board of Directors of the Company and the Distributor.

    The Distributor receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .25% of the average daily net assets of the Fund attributable to the Institutional Shares pursuant to a distribution plan (the "Distribution Plan") adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act. Amounts paid to the Distributor under the Distribution Plan will compensate the Distributor or enable the Distributor to compensate other persons, including any other distributor of the Institutional Shares or institutional stockholders of record of the Institutional Shares, including but not limited to retirement plans, broker-dealers, depository institutions, and other financial intermediaries, who own Institutional Shares on behalf of investors, including their customers, clients or (in the case of retirement plans) participants, and companies providing certain services to such investors, for providing (a) services primarily intended to result in the sale of the Institutional Shares and (b) stockholder servicing, administrative and accounting services to such investors, all as set forth in the Distribution Plan. Payments under the Distribution Plan are not tied exclusively to the distribution expenses actually incurred by the Distributor and the payments may exceed distribution expenses actually incurred. The Board of Directors of the Company evaluates the appropriateness of the Distribution Plan on a continuing basis and in doing so considers all relevant factors, including expenses borne by the Distributor and amounts received under the Distribution Plan.

    The Distributor or its affiliates may, at their own expense, provide promotional incentives to parties who support the sale of shares of the Fund, consisting of securities dealers who have sold Fund shares or others, including banks and other financial institutions, under special arrangements. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Fund shares.

    Listed below are persons affiliated with both the Company and the Distributor.

             NAME AND
    PRINCIPAL BUSINESS ADDRESS                 WITH DISTRIBUTOR                         WITH COMPANY
----------------------------------  --------------------------------------  -------------------------------------
Nathan A. Chapman, Jr.              Director and President                  Director, President and Chairman
The Chapman Co.
401 East Pratt Street
28th Floor
Baltimore, MD 21202
Earl U. Bravo, Sr.                  Senior Vice President, Secretary and    Secretary and Assistant Treasurer
The Chapman Co.                       Assistant Treasurer
401 East Pratt Street
28th Floor
Baltimore, Maryland 21202
M. Lynn Ballard                     Treasurer and Assistant Secretary       Treasurer and Assistant Secretary
The Chapman Co.
401 East Pratt Street
28th Floor
Baltimore, Maryland 21202
Lottie Shackelford                  Control Person                          Director

EXPENSES

    The Investment Advisor bears all expenses in connection with the performance of its advisory and administrative services. The Company bears all expenses incurred in its operations. Expenses attributable to the Company, but not to a particular Series, will be allocated to each Series on the basis of relative net assets. Similarly, expenses attributable to a particular Series, but not to a particular class, will be allocated to each class thereof on the basis of relative net assets. General Company expenses may include but are not limited to: insurance premiums; Director fees; expenses of maintaining the Company's legal existence; and fees of industry organizations. General Series expenses may include but are not limited to: audit fees; brokerage commissions; registration of the shares of a Series with the SEC and notification fees to the various state securities commissions; fees of the Series' Administrator, Custodian and Transfer Agent or other service providers, costs of obtaining quotations of portfolio securities; and pricing of Series shares.

    Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining stockholder approval of such plan or any amendment thereto), will be borne solely by stockholders of such class or classes. Other expense allocations which may differ among classes, or which are determined by the Board of Directors to be class-specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as stockholder reports, prospectuses, and proxy statements to current stockholders of a specific class; SEC registration fees and state "blue sky" fees incurred by a specific class; litigation or other legal expenses relating to a specific class; Director fees or expenses incurred as a result of issues relating to a specific class; and different transfer agency fees attributable to a specific class.

    Notwithstanding the foregoing, the Investment Advisor or other service provider may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1904 Act.

BROKERAGE

    The Distributor may effect brokerage transactions for the Fund in compliance with the requirements of the 1940 Act.

CUSTODIAN

    UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian for the Fund's portfolio securities.

TRANSFER AND DIVIDEND PAYING AGENT AND ACCOUNTING AGENT

    First Data Services, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406, (800) 441-6580, serves as transfer and dividend paying agent and accounting agent (the "Transfer Agent") for the Fund's shares pursuant to an Investment Company Services Agreement. First Data performs the following duties in its capacity as Transfer Agent to the Fund: maintains the records of stockholder's accounts; answers stockholder inquiries concerning accounts; processes purchases and redemptions of Fund shares; acts as dividend and distribution disbursing agent; and performs other stockholder service functions. Stockholder inquiries should be addressed to the Transfer Agent at
(800) 441-6580. As accounting agent, First Data performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value. For its transfer and dividend paying agency services under the Investment Company Services Agreement, the Transfer Agent is compensated by a monthly fee calculated according to a fee schedule approved by the Board of Directors of the Company.

                               PURCHASE OF SHARES

    Individual investors may purchase Institutional Shares only through Institutions (institutional stockholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries). The Fund reserves the right to make Institutional Shares available to other investors in the future. References in this Prospectus to stockholders or investors are generally to Institutions as the record holders of the Institutional Shares.

    Each Institution separately determines the rules applicable to its customers investing in the Fund, including minimum initial and subsequent investment requirements and the procedures to be followed to effect purchases, redemptions and exchanges of Institutional Shares.

    Orders for the purchase of Institutional Shares are placed with an Institution by its customers. The Institution is responsible for the prompt transmission of the order to the Transfer Agent.

    Shares of the Fund may be purchased by Institutions directly from the Fund at the net asset value next determined after receipt of the order in proper form by the Transfer Agent. There is no sales load in connection with the purchase of shares. The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund will not accept a check endorsed over by a third-party. The minimum initial investment is $25,000, with no minimum subsequent investment. The Fund reserves the right to vary the initial investment minimum and the subsequent investment minimum at any time. There is no minimum investment requirement for qualified retirement plans.

    Purchase orders for shares of the Fund which are received by the Transfer Agent in proper form prior to the close of regular trading hours on the New York Stock Exchange, Inc. (the "NYSE") (currently 4:00 p.m. Eastern time) on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Purchase orders for the shares of the Fund received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

    Purchases may be made in one of the following ways:

PURCHASE BY MAIL

    An Institution can make an initial purchase of Institutional Shares by completing the Investment Application included with this Prospectus and mailing it to the Transfer Agent, together with a check payable to DEM Index Fund Institutional Shares, c/o First Data Services, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, PA 19406-0903. All checks for purchase of shares must be drawn on U.S. banks and payable in U.S. dollars.

    Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to DEM Index Fund Institutional Shares, c/o UMB Bank, N.A., PO Box 412797, Kansas City, MO 64141-2797. Please enclose the stub of your account statement along with the amount of the investment, the name of the account for which the investment is to be made and the account number. Please note: A $20 fee will be charged to your account for any payment check returned to the Custodian.

    The Fund may accept telephone orders from Institutions which have been previously approved by the Fund. It is the responsibility of such Institutions to promptly forward purchase orders and payments for the same to the Fund. Institutional Shares may be purchased through broker-dealers, banks and bank trust departments who may charge the investor a transaction fee or other fee for the services at the time of purchase. Such fees would not otherwise be charged if the shares were purchased directly from the Fund.

PURCHASE BY WIRE

    To order shares for purchase by wiring federal funds, the Transfer Agent must first be notified by calling (800) 441-6580 to request an account number and furnish the Fund with your tax identification number. Following notification to the Transfer Agent, federal funds and registration instructions should be wired through the Federal Reserve System to:

                                 UMB BANK, N.A.
                                ABA #10-10-00695
                         FOR: FIRST DATA SERVICES, INC.
                               A/C 98-7037-071-9
                   FBO "DEM Index Fund Institutional Shares"
               ACCOUNT OF (EXACT NAME(S) OF ACCOUNT REGISTRATION)
                          STOCKHOLDER ACCOUNT #

    A completed application with signature(s) of registrant(s) must be filed with the Transfer Agent immediately subsequent to the initial wire. Investors should be aware that some banks may impose a wire service fee. Stockholders may be subject to 31% withholding if an original application is not received.

PURCHASE BY EXCHANGE

    To request an exchange of shares of one fund into shares of another DEM fund offered by The Chapman Funds, Inc., an institution should call (800) 441-6580 or send a written request to:

                      DEM Index Fund Institutional Shares
                         c/o First Data Services, Inc.
                               3200 Horizon Drive
                                 P.O. Box 61503
                           King of Prussia, PA 19406

NOTE: An exchange must be made by mail if a new account must be opened or the accounts are not identically registered.

    IMPORTANT INFORMATION ABOUT EXCHANGE PRIVILEGES

    - If an institution exchanges shares of one fund for shares of another DEM fund by telephone, the new shares will be registered in the same manner as the shares for which they were exchanged.

    - A fund may change or cancel exchange policies at any time, upon 60 days' notice to the institutional stockholders and can terminate the telephone exchange privilege at any time.

    - An exchange of shares is treated like a sale of those shares; therefore, an institution may realize capital gain or loss for federal income tax purposes when shares are exchanged.

    - Exchanges will be required to meet the minimum initial investment requirement of each fund.

                              REDEMPTION OF SHARES

    An investor of the Fund may redeem (sell) shares on any day that the Fund's net asset value is calculated (see "NET ASSET VALUE" below). Requests for the redemption of Institutional Shares are placed with an Institution by its customers, which is then responsible for the prompt transmission of this request to the Transfer Agent.

    Institutions may redeem Institutional Shares without charge on any business day that the NYSE is open (see "NET ASSET VALUE"). Redemptions will be effective at the net asset value per share next determined after the receipt by the Transfer Agent of a redemption request meeting the requirements described below. The Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by the Institution in an account application. There is a $9.00 charge for redemption by wire. Please note that the Institution's bank also may impose a fee for wire service. The Fund will not honor redemption requests of Institutions who recently purchased shares by check until it is reasonably satisfied that the purchase check has cleared, which may take up to fifteen days from the purchase date. To avoid delays of this kind, an Institution may wish to purchase by wire if it is planning on redeeming its shares in the near future.

    Except as noted below, redemption requests received in proper form by the Transfer Agent prior to the close of regular trading hours on the NYSE on any business day that the Fund calculates its per share net asset value are effective that day.

    Redemption requests received after the close of the NYSE are effective as of the time the net asset value per share is next determined.

    The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Investment Advisor or the Board of Directors, result in the necessity of the Fund selling assets under disadvantageous conditions and to the detriment of the remaining stockholders of the Fund.

    Pursuant to the Company's Charter, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Fund has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one Institution holding Institutional Shares. Payments in excess of this limit will also be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "NET ASSET VALUE." In the event that an in-kind distribution is made, an Institution may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where an Institution has requested redemption of all or a part of the Institution's investment, and where the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the stockholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the stockholder's basis in the Fund shares redeemed. Shares may be redeemed in one of the following ways:

REDEMPTION BY MAIL

    Shares may be redeemed by submitting a written request for redemption to the Transfer Agent at First Data Services, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, PA 19406-0903.

    A written redemption request to the Transfer Agent must: (i) identify the stockholder's account number, (ii) state the number of shares or dollars to be redeemed and, (iii) be signed by each registered owner exactly as the shares are registered. A redemption request for amounts above $25,000, or redemption requests for which proceeds are to be mailed somewhere other than the address of record, must be accompanied by signature guarantees. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealer guaranteeing signatures must be members of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

    A redemption request will not be deemed to be properly received until the Transfer Agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the Transfer Agent at (800) 441-6580.

REDEMPTION BY TELEPHONE

    Institutions who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing the Transfer Agent by telephone. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent at the address listed above. The request must be signed by each stockholder of the account or by the account's authorized representative with a signature guarantee, as described previously.

    Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting an Institution to correctly state its Fund account number, the name in which its account is registered, its banking institution, bank account number and the name in which its bank account is registered. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

    The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

ADDITIONAL INFORMATION

    The Fund reserves the right to involuntarily redeem an investor's account where the account is worth less than the minimum initial investment required when an account is established, currently $25,000. (Any redemption of shares from an inactive account established with a minimum investment may reduce the account below the minimum initial investment, and could subject the account to redemption initiated by the Fund.) The Fund will advise the Institutional stockholder of such intention in writing at least sixty (60) days prior to effecting such redemption, during which time the Institution may purchase additional shares in any amount necessary to bring the account back to $25,000. The Fund currently has no intention of exercising its right to involuntarily redeem accounts but reserves the right to initiate involuntary redemptions in the future.

    If the Board of Directors determines that it would be detrimental to the best interest of the remaining stockholders of the Fund to make payment in cash, the Fund may pay the redemption price in whole or in part by distribution in kind of readily marketable securities, from the Fund, within certain limits prescribed by the SEC. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in kind, the redeeming stockholder will incur brokerage costs in converting the assets into cash.

    Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

                                NET ASSET VALUE

    The net asset value of shares of the Fund is determined each business day as of the close of trading on the NYSE (currently 4:00 p.m. Eastern Time). Options and futures contracts are valued at their daily quoted settlement price on the exchange on which they are traded and are included in such net asset value determination. The NYSE is scheduled to be open Monday through Friday throughout the year except for certain Federal and other holidays. The net asset value per Institutional Share of the Fund is calculated by adding the Institutional Shares' pro rata share of the value of the Fund's assets, deducting the Institutional Shares' pro rata share of the Fund's liabilities and the liabilities specifically allocated to Institutional Shares and then dividing the result by the total number of outstanding Institutional Shares. Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. If bid and asked quotations are not available, then over-the-counter securities are valued through valuations obtained from a commercial pricing service or as determined in good faith by the Board of Directors. In making this determination the Board considers, among other things, publicly available information regarding the issuer, market conditions and values ascribed to comparable companies. In instances where the price determined above is deemed not to represent fair market value, the price is determined in such manner as the Board may prescribe. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost if their term of maturity from the date of purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase when acquired by the Fund was more than 60 days, unless this is determined by the Board of Directors not to represent fair value. All other securities and assets are taken at fair value as determined in good faith by the Board of Directors, although the actual calculation may be done by others. Income and expenses (including advisory and administration fees) are accrued daily and taken into account in computing net asset value.

                                   DIVIDENDS

    The Fund calculates its dividends, if any, from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securities for the applicable period less applicable expenses. The Fund declares dividends, if any, from its net investment income quarterly and net realized capital gains annually unless such capital gains are used to offset losses carried forward from prior years, in which case no such capital gains will be distributed.

    Dividends paid by the Fund with respect to Investor Shares and Institutional Shares are calculated in the same manner and at the same time. Both classes will share proportionately in the investment income and expenses of the Fund, except that the per share dividends of Investor Shares will differ from the per share dividends of Institutional Shares as a result of additional distribution expenses applicable to Investor Shares.

    Unless an investor instructs the Fund to pay dividends or distributions in cash, dividends and distributions will automatically be reinvested in additional Institutional Shares of the Fund at net asset value. The election to receive dividends in cash may be made on the account Application or subsequently, by writing to the Transfer Agent at First Data Services, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406, or by calling the Transfer Agent at (800) 441-6580. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the stockholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

                                     TAXES

    The following discussion reflects applicable tax laws as of the date of this Prospectus.

TAXATION OF THE FUND

    The Fund intends to elect and intends to qualify each year to be treated as a regulated investment company (a "RIC") for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund (see "OTHER INFORMATION -- Capital Stock"), must satisfy certain tests regarding the source of its income, diversification of its assets and distribution of its income. If the Fund otherwise qualifies as a regulated investment company and the Fund distributes to its stockholders at least 90% of its investment company taxable income, then the Fund will not be subject to federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income. In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the distributed amount in any calendar year is less than a sum of (i) 98% of its ordinary income; (ii) 98% of its capital gain net income; and (iii) any prior year underdistributions.

    If in any year the Fund fails to qualify under Subchapter M as a regulated investment company, the Fund would incur a corporate income tax on its taxable income for the year, and the entire amount of the Fund's distribution would generally be characterized as ordinary income.

TAXATION OF STOCKHOLDERS

    DISTRIBUTIONS

    In general, all distributions to stockholders attributable to the Fund's investment company taxable income will be taxable as ordinary income whether paid in cash or reinvested in additional shares of the Fund.

    The Fund intends to distribute any net capital gain annually and intends to designate the appropriate type of those capital gain distributions for tax purposes. In general, if the Fund designates a dividend as a capital gain dividend, the dividend will be taxed to individual stockholders at no more than 20%. Capital gains dividends are taxable to stockholders regardless of whether the dividends are paid in cash or reinvested in additional shares of the Fund and regardless of how long a stockholder has held shares in the Fund. Distributions of short-term capital gain dividends result in ordinary income.

    Stockholders receiving distributions in the form of additional shares of the Fund will be treated for federal income tax purposes as having received the amount of cash used to purchase such shares. In general, the basis of such shares will equal the price paid for such shares.

    SALES OF SHARES

    In general, if a share of the Fund is redeemed, the stockholder will recognize gain or loss equal to the difference between the amount realized on the sale and the stockholder's adjusted basis in the share. Any gain or loss realized upon a sale of shares by a stockholder who is not a dealer in securities will generally be treated as capital gain or loss and capital gain or loss will be long-term capital gain or loss if the shares that were sold had been held for more than one year. Long-term capital gains on shares held more than one year by individuals will be taxed at no higher than a 20% rate. However, any loss recognized by a stockholder on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the stockholder and the stockholder's share of undistributed net capital gain. In addition, any loss realized on a sale of shares will be disallowed to the extent the shares disposed of are replaced within a period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

    BACKUP WITHHOLDING

    The Fund may be required to withhold federal income tax at the rate of 31% of any dividend or redemption payments made to certain stockholders if such stockholders have not provided a correct taxpayer identification number and certain required certifications to the Company, or if the Secretary of the Treasury notifies the Company that the taxpayer identification number provided by a stockholder is not correct or that the stockholder has previously underreported its interest and dividend income. Stockholders can credit such withheld income taxes against their income tax liabilities.

    The foregoing discussion is a summary of certain of the current federal income tax laws regarding the Fund and investors in the shares of the Fund and does not deal with all of the federal income tax consequences applicable to the Fund, or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Fund. For additional tax information, see "TAXATION" in the Fund's Statement of Additional Information.

                               OTHER INFORMATION

CAPITAL STOCK

    The Company was incorporated on November 22, 1988 under the laws of the State of Maryland under the name The Chapman Funds, Inc. It is a registered open-end, management investment company under the 1940 Act set up as a "series fund" which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for tax and other purposes. A stockholder of one Series is not deemed to be a stockholder of any other Series. The Fund is diversified under the 1940 Act. The Company's charter authorizes the Board to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares are designated DEM Index

Fund Institutional Shares. Under the Company's charter documents and Maryland law, the Board of Directors has the power to classify or reclassify any unissued shares of the Company into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board of Directors may similarly classify or reclassify any class of its shares into one or more series and, without stockholder approval, may increase the number of authorized shares of the Company. All shares of the Fund, when issued, will be fully paid and nonassessable.

    The Fund offers a separate class of shares, the Investor Shares, to individual investors through a separate prospectus. Shares of each class represent equal pro rata interests in the Fund's common investment portfolio and accrue dividends and calculate net asset value and performance quotations in the same manner. However, Investor Shares are sold with a sales load and may have different sales charges and other expenses which may affect performance.

    All shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class. There is no provision for cumulative voting.

    The Company is not required under Maryland law to hold annual meetings of stockholders for the election of Directors and currently does not intend to do so. Stockholders have the right to call for a meeting to consider the removal of one or more of the Company's Directors if the request is made in writing by the holders of at least 10% of the Company's outstanding voting securities. The Company will assist in calling the meeting as required under the 1940 Act.

    Stockholders of record will receive unaudited semi-annual reports and an annual report containing financial statements audited by independent auditors. Investors may obtain information about the Investor Shares or the other classes of the Company by contacting the Distributor at the telephone number listed on the back of this Prospectus.

STOCKHOLDER INQUIRIES

    Investors may write or call the Distributor or the Transfer Agent at the addresses and telephone numbers on the back cover of this Prospectus with any questions relating to their investment.

CONTROLLING STOCKHOLDER

    As of the date of this Prospectus, the Investment Advisor owns one Investor Share and one Institutional Share of the Fund which comprises 100% of the Fund's outstanding Common Stock. Because one stockholder owns in excess of 25% of the issued and outstanding Common Stock of the Fund, such stockholder is deemed to control the Fund. Accordingly, such stockholder has significant power to affect the affairs of the Fund or to determine or influence the outcome of matters submitted to a vote of the stockholders of the Fund.

    The Investment Adviser is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc., is a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of the Investment Adviser.

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    NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE INCLUDED IN THIS PROSPECTUS OR IN SUPPLEMENTAL SALES LITERATURE ISSUED BY THE FUND OR ITS DISTRIBUTOR.

                            ------------------------

INVESTMENT ADVISOR:

CHAPMAN CAPITAL
MANAGEMENT, INC.
  World Trade Center--Baltimore
  401 East Pratt Street, 28th Floor
  Baltimore, Maryland 21202
  (410) 625-9656

TRANSFER AND DIVIDEND PAYING AGENT AND ACCOUNTING AGENT:

FIRST DATA SERVICES, INC.
  3200 Horizon Drive
  PO Box 61503
  King of Prussia, Pennsylvania 19406
  (800) 441-6580

CUSTODIAN:

UMB BANK, N.A.
  928 Grand Avenue
  Kansas City, Missouri 64141-6226

DISTRIBUTOR:

THE CHAPMAN CO.
  World Trade Center--Baltimore
  401 East Pratt Street, 28th Floor
  Baltimore, Maryland 21202
  (410) 625-9656
  (800) 752-1013

                                     [LOGO]

                                 DEM INDEX FUND
                              INSTITUTIONAL SHARES

                              A DOMESTIC EMERGING
                               MARKETS INVESTMENT
                                  OPPORTUNITY

                             ---------------------

                                   PROSPECTUS

                             ---------------------

                               February 17, 1999

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             Statement of Additional Information Dated: February 17, 1999

                                 DEM Index Fund
                                 Investor Shares
                              Institutional Shares

                         World Trade Center - Baltimore
                        401 East Pratt Street, 28th Floor
                            Baltimore, Maryland 21202
                    Telephone: (410) 625-9656, (800) 752-1013

       This Statement of Additional Information of the DEM Index Fund
(the "Fund") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's Investor Shares Prospectus or Institutional Shares Prospectus dated the same date as this Statement of Additional Information (each, the "Prospectus"). This Statement of Additional Information contains additional information to that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge by writing The Chapman Co., World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202, or calling at (410) 625-9656, (800) 752-1013.

                                Table of Contents


       Investment Program.................. B-2   Taxation..................B-18
       Management.......................... B-7   Capital Stock.............B-20
       Control Persons and Principal....... B-12  Performance Information...B-22
         Holders of Securities                    Counsel to the Company....B-23
       Purchase of Shares.................. B-16  Independent Auditors......B-24
       Redemption of Shares................ B-17  Financial Statements......F-1
       Portfolio Transactions.............. B-17


Domestic Emerging Markets -Registered Trademark- and DEM -Registered Trademark- are registered trademarks and DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM- and DEM Index-TM- are trademarks of Nathan A. Chapman, Jr.

               A Domestic Emerging Markets Investment Opportunity

                               INVESTMENT PROGRAM

                  The following information supplements the discussion of the investment policies of the Fund found under "INVESTMENT PROGRAM" in the Prospectus.

                  The Fund is a series of The Chapman Funds, Inc. (the "Company"), an open-end, management investment company, known as a series fund. The Fund is a diversified portfolio that seeks to, as closely as possible, match the performance of the DEM Index, an index developed by The Chapman Co., an investment banking affiliate of the Chapman Capital Management, the Fund's investment advisor (the "Investment Advisor"), consisting of thirty companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories ("DEM Companies"). The Fund's objective of tracking the performance of the DEM Index pursuant to the DEM Index strategy is not a "fundamental policy" of the Fund (as described below) and can, therefore, be changed by the Company's Board of Directors without stockholder approval. See "INVESTMENT OBJECTIVES" in the Prospectus. There is no assurance that the Fund will achieve its stated objective.

Options Transactions

                  The Fund may invest up to 15% of its total assets, represented by the premium paid, in the purchase of call options in respect of specific securities in which the Fund may invest. The Fund may write covered put option contracts to the extent of 15% of the value of its net assets at the time such option contracts are written. The principal reason for the Fund writing covered put options is to realize, through the receipt of premiums, a greater return than would be realized on its portfolio securities alone. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

                  Options ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the time the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when the Investment Advisor expects that the price of the underlying security will remain stable or decline moderately during the option period,
(b) at-the-money call options when the Investment Advisor expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Investment Advisor expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

                  So long as the Fund's obligation as the writer of a put option continues, it may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to take delivery of the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

                  While it may choose to do otherwise, the Fund generally will purchase or write only those options for which the Investment Advisor believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options.

                  The Fund intends to treat options in respect of specific securities that are not traded on a national securities exchange or the Nasdaq National Market as Illiquid Securities subject to the Fund's investment limitation on Illiquid Securities. See "INVESTMENT OBJECTIVES" in the Prospectus.

Loans of Securities

                  The Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations, but it will not lend securities to any affiliate of Chapman Capital Management, Inc. (the "Investment Advisor") unless the Fund applies for and receives specific authority to do so from the Securities and Exchange Commission (the "SEC"). The Fund's loans of securities are collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in a segregated account in an amount equal to the current market value of the loaned securities. From time to time, the Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

                  By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. The Fund adheres to the following conditions whenever it lends its securities: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower, which amount of collateral is maintained by daily marking to market; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower, except that, if a material event adversely affecting the investment in the loaned securities occurs, the Board of Directors must terminate the loan and regain the Fund's right to vote the securities. Up to 20% of the Fund's assets may be invested pursuant to such techniques for hedging and risk management purposes or when, in the opinion of the Investment Advisor, such techniques can be expected to yield a higher investment return than other investment options.

Repurchase Agreements

                  The Fund may enter into "repurchase agreements" pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. A repurchase agreement arises when a buyer such as the Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period of time the buyer's money is invested in the security and which is related to the current market rate rather than the coupon rate on the purchased security. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund requires continual maintenance by its custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price. In the event a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral for the Fund's benefit. The Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Investment Advisor is permitted to enter into repurchase agreements on behalf of the Fund.

Fundamental Policies

                  The following investment restrictions are fundamental and cannot be changed without the approval of holders of a majority of the Fund's outstanding voting shares, which, as used here, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. The Fund's investment policies that are not designated fundamental policies may be changed by the Board of Directors without stockholder approval. The percentage limitations set forth below, as well as those described in the Prospectus, are measured and applied only at the time an investment is made or other relevant action is taken by the Fund. The investment policies adopted by the Fund prohibit the Fund from:

                  (1) Concentrating investments in particular industries. The Fund's policy is not to concentrate investments, i.e., to limit its investments in any one industry, so that it will make no additional investment in any industry if such investment would result in its having over 25% of the value of its assets at the time in such industry. (Domestic Emerging Markets and DEM Companies are not considered an industry for this purpose.)

                  (2) Engaging in the purchase and sale of real estate or real estate mortgage-backed securities.

                  (3) Purchasing or selling commodities, except that the Fund may enter into futures contracts and options thereon and may invest in stock index futures contracts, stock options and options on stock index futures contracts to the extent that not more than 5% of the Fund's assets are required as margin deposit for futures contracts and are not more than 15% of the Fund's assets are invested in futures and options at any time.

                  (4) Making loans to others, except through the purchase of qualified (publicly distributed bonds, debentures or other securities) debt obligations, the entry into repurchase agreements and loans of portfolio securities consistent with the Fund's investment objectives and policies.

                  (5) Issuing senior securities, except in accordance with the Investment Company Act of 1940, as amended, borrowing money or pledging its assets, except that the Company may borrow (i) from banks in amounts aggregating not more than 5% of the value of the Fund's total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 5% of the value of its total assets to secure such borrowings, (ii) from banks to purchase securities on margin pursuant to margin arrangements with banks up to the limits set forth above for bank borrowings, (iii) an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions.

                  (6) Underwriting securities of other issuers, except to the extent that, in connection with the disposition of Fund securities or in connection with the purchase of or sale of Illiquid Securities or Private Funds, it may be deemed to be an underwriter under certain provisions of the federal securities laws.

                  (7) Investing in foreign securities (including American Depository Receipts).

Other Investment Policies

                  The policy of the Fund is not to invest its funds for the purpose of purchasing working control in companies except when and if, in the judgment of the Investment Advisor, such investment is deemed advisable. This policy of the Fund, which is established by the Board of Directors, is subject to change without stockholder approval.

Portfolio Turnover

                  Although the Fund seeks to invest for the long term, the Fund retains the right to sell securities regardless of how long they have been held. Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the Fund's target index. Although the Fund cannot accurately predict its turnover rate, because of this, the Fund anticipates that its annual portfolio will not exceed 20%. (A turnover of 100% would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one year period.)

                                   MANAGEMENT

Directors and Officers

                  The Directors and executive officers of the Company are listed below. Directors deemed to be "interested persons" of the Company for purposes of the Investment Company Act of 1940, as amended (the "1940 Act") are indicated by an asterisk.

------------------------------------------------------------------------------------------------------------
                                                               Principal
                                    Positions(s)               Occupations (s)
                                    Held with                  During
Name and Address                    Registrant        Age      Past 5 Years
------------------------------------------------------------------------------------------------------------
* Nathan A. Chapman, Jr.            President,        41       President and Director since 1986 of The
                                    Director                   Chapman Co. President and Director
                                    and                        since 1988 of Chapman Capital Management,
                                    Chairman                   Inc. President and Director of Chapman
                                    of the Board               Holdings, Inc. since 1997. President and
                                                               Director of Chapman Capital Management
                                                               Holdings, Inc. since 1998.

------------------------------------------------------------------------------------------------------------
Dr. Glenda Glover                   Director          45       Dean of School of Business, Jackson State
                                                               University since 1994.  Chairperson of
                                                               Accounting Department, Howard University from
                                                               1990 through 1994.

------------------------------------------------------------------------------------------------------------
*Dr. Benjamin Hooks                 Director          73       Senior Vice President of The Chapman Co.
                                                               since 1993.  Executive Director of the
                                                               NAACP from 1977 to 1993.

------------------------------------------------------------------------------------------------------------
James B. Lewis                      Director          51       City Administrator, City of Rio Rancho, NM
                                                               since 1996. Chief Clerk-State Corporation
                                                               Commission of New Mexico from 1995 to 1996,
                                                               Chief of Staff, Office of the Governor of
                                                               New Mexico from 1991 to 1995.

------------------------------------------------------------------------------------------------------------
Wilfred Marshall                    Director          63       Principal, Marshall Enterprises since
                                                               1994.  Director, Mayor's Office of Small
                                                               Business Assistance - City of Los Angeles
                                                               1981 to 1994.

------------------------------------------------------------------------------------------------------------
David Rivers                        Director          55       Director of Community Development Medical
                                                               University of South Carolina Environmental
                                                               Hazards Assessment Program since 1994;
                                                               President, Research Planning and
                                                               Management from 1991 to 1994.

------------------------------------------------------------------------------------------------------------
*Lottie H. Shackelford              Director          57       Executive Vice President of Global USA
                                                               since 1994.  City Director of Little Rock,
                                                               Arkansas, 1978 to 1992.  Director of
                                                               Chapman Holdings, Inc. since 1998.

------------------------------------------------------------------------------------------------------------
Ronald A. White                     Director          49       Senior Partner, Ronald A. White, P.C.,
                                                               since 1982.

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                               Principal
                                    Positions(s)               Occupations (s)
                                    Held with                  During
Name and Address                    Registrant        Age      Past 5 Years
------------------------------------------------------------------------------------------------------------
Earl U. Bravo, Sr.                  Secretary and    51        Secretary, and Assistant Treasurer
                                    Assistant                  since 1997 of The Chapman Co. Senior Vice
                                    Treasurer                  President, Secretary, Assistant Treasurer
                                                               and Director of Chapman Holdings, Inc. since
                                                               1997. Vice President, Secretary, Assistant
                                                               Treasurer and Director of Chapman Capital
                                                               Management Holdings, Inc. since 1998.
                                                               Mr. Bravo has been employed in
                                                               various senior executive positions with
                                                               The Chapman Co. and Chapman Capital
                                                               Management, Inc. since 1990.

------------------------------------------------------------------------------------------------------------
M. Lynn Ballard                     Treasurer and    56        Treasurer and Assistant Secretary since 1997
                                    Assistant                  of The Chapman Co. Treasurer and Assistant
                                                               Secretary of Chapman Holdings, Inc. since
                                                               1997 and Chapman Capital Management
                                                               Holdings, Inc. since 1998.  Ms. Ballard has
                                                               been employed as a senior financial
                                                               executive of The Chapman Co. and Chapman
                                                               Capital Management Inc. since 1990.

------------------------------------------------------------------------------------------------------------

                  The address of each Director and officer is World Trade Center - Baltimore, 401 E. Pratt Street, 28th Floor, Baltimore, Maryland 21202.

                  Directors of the Company who are not officers receive from the Company a fee of $1,000 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings. Officers of the Company do not receive compensation from the Company.

Compensation Table - Fiscal Year 1998

--------------------------------------------------------------------------------------------------------------------------

                                                       Retirement or Pension                        Total Compensation
                                  Aggregate            Benefits Accrued as     Estimated Annual     from Company and Fund
Name of Person/                   Compensation from    Part of Company         Benefits upon        Complex Paid to
Position                          Company              Expenses                Retirement           Directors

--------------------------------------------------------------------------------------------------------------------------

Nathan A. Chapman, Jr.                   None                   None                  None                   None
Director, Chairman,
President
--------------------------------------------------------------------------------------------------------------------------

Dr. Glenda Glover                       $1,000                  None                  None                  $6,000
Director
--------------------------------------------------------------------------------------------------------------------------

Dr. Benjamin Hooks                      $4,000                  None                  None                  $9,000
Director
--------------------------------------------------------------------------------------------------------------------------

James Lewis                             $4,000                  None                  None                  $9,000
Director
--------------------------------------------------------------------------------------------------------------------------

David Rivers                            $4,000                  None                  None                  $4,000
Director
--------------------------------------------------------------------------------------------------------------------------

Lottie Shackelford                      $4,000                  None                  None                  $9,000
Director
--------------------------------------------------------------------------------------------------------------------------

Ronald A. White                         $3,000                  None                  None                  $6,000
Director
--------------------------------------------------------------------------------------------------------------------------

Wilfred Marshall                        $4,000                  None                  None                  $4,000
Director
--------------------------------------------------------------------------------------------------------------------------


                  Under the Company's charter and Maryland law, Directors and officers of the Company are not liable to the Company or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Company's charter requires that it indemnify its Directors and officers against liabilities unless it is proven that a director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These provisions are subject to the limitation under the 1940 Act that no director or officer may be protected against liability to the Company for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

                  For so long as the Distribution Plan described in the Prospectus section captioned MANAGEMENT--The Distributor" remains in effect, the Directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Company.

The Investment Advisor

                  The Investment Advisor, Chapman Capital Management, Inc., has been retained under an investment advisory and administrative services agreement ("Advisory and Administrative Services Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund in accordance with the Fund's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. The Investment Advisor was established in 1988 and is located at the World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

                  The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc., is a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of the Investment Advisor.

                  The table below sets forth the names of affiliated persons of the Company who are also affiliated persons of the Investment Advisor:


------------------------------------------------------------------------------------------------------------
             Name and
    Principal Business Address      Position With Investment Advisor          Position With Company
------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.              President, Director and Chairman   President, Director and Chairman
401 E. Pratt St.
28th Floor
Baltimore, MD  21202

------------------------------------------------------------------------------------------------------------

Earl U. Bravo, Sr.                  Secretary and                      Secretary and Assistant Treasurer
401 E. Pratt St.                    Assistant Treasurer
28th Floor
Baltimore, MD  21202

------------------------------------------------------------------------------------------------------------

M. Lynn Ballard                     Treasurer and                      Treasurer and Assistant Secretary
401 E. Pratt Street                 Assistant Secretary
28th Floor
Baltimore, MD  21202

------------------------------------------------------------------------------------------------------------

                  The Investment Advisor has sole investment discretion for the Fund and makes all decisions affecting assets in the Fund's portfolio under the supervision of the Company's Board of Directors and in accordance with the Fund's stated policies. The Investment Advisor selects investments for the Fund and places purchase and sale orders on behalf of the Fund. Pursuant to an advisory and administrative services agreement between the Fund and the Investment Advisor, the Fund pays an aggregate advisory fee at an annual rate of
 .9 of 1% of the value of the Fund's average weekly net assets during the preceding month payable monthly in arrears and an administration fee of .15 of 1% of the Fund's average weekly net assets during the preceding month payable monthly in arrears and is allocated to the Investor Shares and Institutional Shares on the basis of the net asset value of the Fund attributable to each such class.

                  In connection with the provision of advisory services, the Investment Advisor will obtain and provide investment research and will supervise the Fund's investments and conduct a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. The
Investment Advisor will place orders for the purchase and sale of portfolio securities and will solicit brokers to execute transactions, including The Chapman Co., in accordance with the Company's policies and restrictions regarding brokerage allocations. The Investment Advisor will furnish to the Company such statistical information with respect to the investments which the Fund may hold or contemplate purchasing as the Company may reasonably request. Further, the Investment Advisor will supply office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing services, executive and other administrative services; provide stationery and office supplies; prepare reports to the Fund's stockholders, tax returns and reports to and filings with the SEC and state Blue Sky authorities; calculate the net asset value of the Fund's shares; provide persons to serve as the Company's officers and generally assist in all aspects of the Company's operations. The Investment Advisor will pay for its own costs in providing the above listed services.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                  The following table sets forth, to the Company's knowledge, the name, the number of shares and the percentage of the outstanding shares of the Fund owned beneficially by each person who owned beneficially 5% or more of the outstanding shares of Common Stock as of January 31, 1999, the latest practicable date, and the ownership of all Directors and executive officers of the Company as a group.


------------------------------------------------------------------------------------------------------------------
           NAME AND ADDRESS OF BENEFICIAL OWNER              TOTAL INVESTOR     TOTAL INSTITUTIONAL        %
                                                                 SHARES               SHARES
------------------------------------------------------------------------------------------------------------------
CHAPMAN CAPITAL MANAGEMENT, INC. (1)                                1                    1                100%
(a Washington, DC corporation)
World Trade Center - Baltimore
401 East Pratt Street, 28th Floor
Baltimore, Maryland  21202

------------------------------------------------------------------------------------------------------------------
CHAPMAN CAPITAL MANAGEMENT HOLDINGS, INC. (2)                       1                    1                100%
(a Maryland corporation)
World Trade Center - Baltimore
401 East Pratt Street, 28th Floor
Baltimore, Maryland  21202

------------------------------------------------------------------------------------------------------------------
NATHAN A. CHAPMAN, JR. (2)                                          1                    1                100%
Chapman Capital Management Holdings, Inc.
World Trade Center - Baltimore
401 East Pratt Street, 28th Floor
Baltimore, Maryland  21202

------------------------------------------------------------------------------------------------------------------
All current Directors and executive officers as a group             1                    1                100%

------------------------------------------------------------------------------------------------------------------

-------------------
(1)      The shares of Common Stock are owned beneficially and of record.
(2)      The shares of Common Stock are owned beneficially but not of record.


                  Because the Investment Advisor, Chapman Capital Management, Inc., owns in excess of 25% of the issued and outstanding Common Stock of the Fund, such stockholder is deemed to control the Fund. Accordingly, such stockholder has significant power to affect the affairs of the Fund or to determine or influence the outcome of matters submitted to a vote of the stockholders of the Fund.


                  The Investment Adviser is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc. is a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of the Investment Adviser.

Distributor

                  The Distributor, The Chapman Co., has been retained under a distribution agreement (the "Distribution Agreement") to undertake the sale, on a continuous basis as agent, of the Fund's shares. The Distributor is not obliged to sell any particular amount of shares.

Investor Shares


                  The Distributor is compensated through the payment of a front-end load of up to 4 3/4% of the offering price on the sale of Investor Shares and pursuant to the terms of a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act that is applicable to the Investor Shares (the "Investor Shares Distribution Plan"). See "PURCHASE OF SHARES--Purchase Price" in the Investor Shares Prospectus. The Distributor receives a fee under the Investor Shares Distribution Plan for stockholder administrative and distribution services at an annual rate of up to a total of .75% (up to .25% administrative fee and .50% distribution fee) of the average daily net assets of the Fund attributable to the Investor Shares. The Distributor has voluntarily waived such fees during the first fiscal year of the Fund; however, there can be no assurance that the Distributor will continue to voluntarily waive or limit the amount of such fee in the future.


                  The Distributor will be paid fees under the Investor Shares Distribution Plan to compensate the Distributor or enable the Distributor to compensate other persons, ("Service Providers"), including any other distributor of the Investor Shares, for providing: (i) services primarily intended to result in the sale of the Investor Shares ("Distribution Services") and (ii) stockholder servicing, administrative and accounting services ("Administrative Services" and collectively with Distribution Services, "Services"). Distribution Services may include, but are not limited to: the printing and distribution to prospective investors in the Investor Shares of prospectuses and statements of additional information describing the Fund; the preparation, including printing, and distribution of sales literature, reports and media advertisements relating to the Investor Shares; providing telephone services relating to the Fund; distributing the Investor Shares; costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, and related travel and entertainment expenses; and costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable. In providing compensation for Distribution Services in accordance with the Plan, the Distributor is expressly authorized (i) to make, or cause to be made, payments reflecting an allocation of overhead and other office expenses related to providing Services; (ii) to make, or cause to be made, payments, or to provide for the reimbursement of expenses of, persons who provide support services in connection with the distribution of the Investor Shares including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the

Fund, and providing any other Service; and (iii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services. Administrative Services may include, but are not limited to, (i) responding to inquiries of prospective investors regarding the Fund;
(ii) services to holders of Investor Shares not otherwise required to be provided by the Fund's custodian or any co-administrator; (iii) establishing and maintaining accounts and records on behalf of holders of Investor Shares; (iv) processing purchase, redemption and exchange transactions in Investor Shares; and (v) other similar services not otherwise required to be provided by the Fund's transfer agent or any co-administrator. Payments under the Plan are not tied exclusively to the distribution and administrative expenses actually incurred by the Distributor or any Service Provider, and the payments may exceed expenses actually incurred by the Distributor and/or a Service Provider. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by the Fund or any of their past profits or other revenue may be used in their sole discretion to provide services to holders of Investor Shares or to foster distribution of the Investor Shares.

Institutional Shares

                  The Distributor is compensated for the sale of Institutional Shares pursuant to the terms of a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act that is applicable to the Institutional Shares (the "Institutional Shares Distribution Plan" and collectively with the Investor Distribution Plan, the "Distribution Plans"). The Distributor receives a fee under the Institutional Shares Distribution Plan for stockholder administrative and distribution services at an annual rate of up to a total of .25% of the average daily net assets of the Fund attributable to the Institutional Shares.

                  The Distributor will be paid fees under the Institutional Shares Distribution Plan to compensate the Distributor or enable the Distributor to compensate other persons, including any other distributor of the Institutional Shares or institutional stockholders of record of the Institutional Shares, including but not limited to retirement plans, broker-dealers, depository institutions, and other financial intermediaries ("Institutions"), who own Institutional Shares on behalf of their customers, clients or (in the case of retirement plans) participants ("Customers") and companies providing certain services to Customers (collectively with Institutions, "Service Organizations"), for providing (a) services primarily intended to result in the sale of the Institutional Shares ("Selling Services") and (b) stockholder servicing, administrative and accounting services to Customers ("Stockholder Services").

                  The annual fee paid to the Distributor with respect to Selling Services will compensate the Distributor, or allow the Distributor to compensate Service Organizations, to cover certain expenses primarily intended to result in the sale of the Institutional Shares, including, but not limited to: (i) costs of payments made to employees that engage in the distribution of the Institutional Shares; (ii) payments made to, and expenses of, persons who provide support services in connection with the distribution of the Institutional Shares, including, but not limited to, office space and equipment, telephone facilities, processing stockholder transactions and providing any other stockholder services not otherwise provided by the Fund's transfer agent; (iii) costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (iv) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective holders of the Institutional Shares; (v) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and (vi) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.

                  The annual fee paid to the Distributor with respect to Stockholder Services will compensate the Distributor, or allow the Distributor to compensate Service Organizations, for personal service and/or the maintenance of Customer accounts, including but not limited to (i) responding to Customer inquiries, (ii) providing information on Customer investments and (iii) providing other stockholder liaison services and for administrative and accounting services to Customers, including, but not limited to: (a) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's distributor or transfer agent;
(b) providing Customers with a service that invests the assets of their accounts in the Institutional Shares; (c) processing dividend payments from the Fund on behalf of Customers; (d) providing information periodically to Customers showing their positions in the Institutional Shares; (e) arranging for bank wires; (f) providing sub-accounting with respect to the Institutional Shares beneficially owned by Customers or the information to the Fund necessary for sub-accounting;
(g) forwarding stockholder communications from the Fund (for example, proxies, stockholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers, if required by law and (h) providing other similar services to the extent permitted under applicable statutes, rules and regulations. Payments under this Institutional Shares Distribution Plan are not tied exclusively to the selling and stockholder expenses actually incurred by the Distributor or any Service Organization, and the payments may exceed expenses actually incurred by the Distributor or any Service Organization. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by the Fund or any of their past profits or other revenue may be used in their sole discretion to provide services to stockholders of the Fund or to foster distribution of the Institutional Shares.

General Information

                  Pursuant to the Distribution Plans, the Distributor provides the Board of Directors with periodic reports of amounts expended under the Distribution Plans and the purpose for which the expenditures were made.

                  The Distribution Plans will continue in effect for so long as their continuance is specifically approved at least annually by the Board of Directors, including a majority of the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Distribution Plans as the case may be (the "Independent Directors"). Any material amendment of the Distribution Plans would require the approval of the Board in the manner described above. A Distribution Plan may not be amended to increase materially the amount to be spent thereunder without the approval of the holders of a majority of the relevant class of Shares. A Distribution Plan may be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class.

Custodian

                  UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian of the Fund. Under the Custody Agreement, the Bank has agreed to: (i) maintain a separate account or accounts in the name of the Fund; (ii) receive, hold and deliver portfolio securities for the account of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (iv) disburse funds to purchase portfolio securities, pay dividends and expenses and for other corporate purposes; and (v) make periodic reports to the Board of Directors concerning the Fund's operations.

Transfer and Dividend Paying Agent/Accounting Agent

                  First Data Services, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406, (800) 441-6580, serves as transfer and dividend paying agent and accounting agent for the Fund pursuant to an Investment Company Services Agreement.

                               PURCHASE OF SHARES
                      (Applicable to Investor Shares only)

                  The following information supplements and should be read in conjunction with the sections in the Fund's Prospectus entitled "PURCHASE OF SHARES." The scale of sales loads applies to the purchases of Investor Shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code or 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

                  Set forth below is an example of the method of computing the offering price of the Investor Shares. The example assumes a purchase of Investor Shares aggregating less than $50,000 subject to the current schedule of sales charges set forth in the Fund's prospectus at a price based upon the initial net asset value of the Fund's Investor Shares:


-------------------------------------------------------------------------------
Net Asset Value per Share                              $14.29
-------------------------------------------------------------------------------
Per Share Sales Charge--4 3/4% of offering price
                                                       $.71
-------------------------------------------------------------------------------
Per Share Offering Price to the Public                 $15.00
-------------------------------------------------------------------------------

                              REDEMPTION OF SHARES

                  Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.

                             PORTFOLIO TRANSACTIONS

                  The Investment Advisor is responsible for decisions to buy or sell securities and the selection of broker-dealers for the Fund subject to policies adopted by the Company's Board of Directors. Portfolio securities may be purchased directly from the issuer or from a dealer serving as market maker or may be purchased in broker's transactions. If securities are sold prior to maturity, they may be sold directly to an issuer or dealer or in broker's transactions. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. The price paid to or received from a dealer for a security may include a spread between bid and asked prices. When securities are purchased or sold in a broker's transaction, a commission will be paid.

                  The Company's policy for placing orders for purchases and sales of securities for the Fund is to give primary consideration to obtaining the most favorable price and efficient execution of transactions. Sales of Fund shares is not a factor in allocating portfolio transactions.

                  The Distributor may effect brokerage transactions for the Fund when it is able to provide a net price and execution at least as favorable to the Fund as those determined to be available from unaffiliated brokers or dealers. The commissions paid to the Distributor on transactions for the Fund may not exceed those charged by the Distributor to comparable unaffiliated clients in similar transactions or the limits set forth in rules adopted by the SEC. The Board of Directors of the Company has adopted procedures intended to ensure compliance with these limitations. The procedures require that the Distributor report each transaction to the Fund and that the Board of Directors determine at least quarterly that all transactions effected by the Distributor have been effected in accordance with the procedures.

                  When comparable price and execution can be obtained from more than one broker or dealer, consideration may be given to placing portfolio transactions with those brokers or dealers who also furnish research and other services to the Fund or the Investment Advisor. These services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments, evaluations of portfolio securities, and research related computer software or hardware. These services may benefit the Investment Advisor in the management of accounts of other clients and may not benefit the Fund directly. While such services are useful and important in supplementing its own research, the Investment Advisor believes the value of such services is not determinable and does not significantly reduce its expenses. The fees payable to the Investment Advisor will not be reduced by the value of such services.

                  The Investment Advisor and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may invest and may have relationships with the issuers of securities purchased by the Fund.

                  Investment decisions for the Fund are made independently from those for other accounts advised by the Investment Advisor.

                  The Investment Advisor's other accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account, the transaction will be averaged as to price, and available instruments allocated as to amount, in a manner believed to be equitable to the Fund and the other account. In some instances, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the securities to be sold or purchased for the Fund may be aggregated with those to be sold or purchased for the other accounts in order to obtain the best execution.

                                    TAXATION

                  The following discussion reflects certain applicable tax laws as of the date of this Statement of Additional Information. For additional tax information see "TAXATION" in the Fund's Prospectus.

Taxation of the Fund

                  The Fund intends to elect and intends to qualify each year to be treated as a regulated investment company for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund (see "OTHER INFORMATION--Capital Stock" in the Prospectus) must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of stock or securities and certain other sources and (b) diversify its holdings so that at the end of each fiscal quarter (i) at least 50% of the value of its assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of its assets nor more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which it controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

                  If the Fund qualifies as a regulated investment company and distributes to its stockholders at least 90% of its investment company taxable income, then the Fund will not be subject to federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income. See "TAXATION--Taxation of the Fund" in the Prospectus. In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the Fund's distributed amount in any calendar year is less than the sum of: (a) 98% of such Fund's ordinary income for such calendar year; (b) 98% of such Fund's capital gain net income for the one-year period ending on October 31 of that year; and (c) 100% of any prior year underdistributions. The Fund may retain its net capital gain and pay corporate income tax thereon and elect to include all or a portion of its undistributed net capital gain in the income of its stockholders of record on the last day of the taxable year. In such event, each stockholder of record on the last day of the Fund's taxable year would be required to include in income for tax purposes his or her proportionate share of the Fund's undistributed net capital gain. Each stockholder would be entitled to credit his or her proportionate share of the tax paid by the Fund against his or her federal income tax liabilities and to claim refunds to the extent that the credit exceeds such liabilities. In addition, the stockholder would be entitled to increase the basis of his or her shares for federal income tax purposes by the difference between the amount of the includible gain and the tax deemed paid in respect of such shares.

                  Any capital losses resulting from the disposition of securities can only be used to offset capital gains and cannot be used to reduce the Fund's ordinary income. Such capital losses may be carried forward by the Fund for eight years.

                  The Fund's taxable income will in part be determined on the basis of reports made to the Fund by the issuers of the securities in which the Fund invests. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an Internal Revenue Service examination of the issuers of such securities or of the Fund could result in adjustments to the income of the Fund.

Taxation of Stockholders

                  Dividends (other than capital gain dividends) distributed by the Fund may be eligible for the dividends received deduction in the hands of corporate stockholders, to the extent that the Fund's taxable income consists of dividends received from domestic corporations and certain other requirements as generally described in Section 854 of the Code are met.

                  Dividends and other distributions by the Fund are generally taxable to the stockholders at the time the dividend or distribution is made. However, any dividends declared by the Fund in October, November or December and made payable to stockholders of record in such months but actually paid in the following January will be taxable to stockholders as of December 31.

                  If a stockholder purchases shares of the Fund immediately prior to a dividend, the dividend received by the stockholder will be taxable even though it represents economically in whole or in part a return of the purchase price. Investors should consider the tax implications of buying shares shortly prior to a dividend distribution.

                  The Fund will, within 60 days after the close of its taxable year, send written notices to stockholders regarding the tax status of all distributions made during the year. The foregoing discussion is a summary of some of the current federal income tax laws regarding the Fund and investors in the shares of the Fund, and does not deal with all of the federal income tax consequences applicable to the Fund or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Fund.

                  For additional information on taxation, see "TAXATION" in the Fund's Prospectus.

                                  CAPITAL STOCK

                  For additional information as to the organization and capital stock of the Company, see "OTHER INFORMATION" in the Prospectus.

                  As used in the Prospectus and this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting the Company as a whole means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Company's outstanding shares. The term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting only the Fund (for example, approval of an investment advisory contract), means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. Stockholders are entitled to one vote for each full share held and a fractional vote for fractional shares held.

                  Each share of the Fund is entitled to such dividends and distributions out of the assets belonging to the Fund as are declared in the discretion of the Company's Board of Directors. In determining the Fund's net asset value, the Fund is charged with the direct expenses of the Fund and with a share of the general expenses and liabilities of the Company, which are normally allocated in proportion to the relative asset values of the respective Series at the time of allocation.

                  In the event of the liquidation or dissolution of the Company, shares of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the various Series, of any general assets not attributable to a particular series that are available for distribution.

                  Subject to the provisions of the Company's charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets of the Company, with respect to a Series are conclusive.

                  Stockholders of the Company are not entitled to any preemptive or conversion rights.

                             PERFORMANCE INFORMATION

                  The performance of the Fund may be compared to the record of the Standard & Poor's Corporation 500 Stock Index ("S&P 500 Stock Index"), the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Equity Index, the DEM Index, the DEM Universe of companies and returns quoted by Ibbotson Associates. The S&P 500 Stock Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 80% of the market capitalization of the United States equity market. In comparison, the Nasdaq Composite Index is comprised of all stocks on Nasdaq's National Market. The Nasdaq Composite Index has typically included smaller, less mature companies representing 10% to 15% of the capitalization of the entire domestic equity market. Both indices are unmanaged and capitalization weighted. In general, the securities comprising the Nasdaq Composite Index are more growth oriented and have a somewhat higher "beta" and P/E ratio than those in the S&P 500 Stock Index. The Russell 2000 Index is a capitalization weighted index which measures total return (and includes in such calculation dividend income and price appreciation). The Russell 2000 is generally regarded as a measure of small capitalization performance. It is a subset of the Russell 3000 Index. The Russell 3000 is comprised of the 3000 largest U.S. companies. The Russell 2000 is comprised of the smallest 2000 companies in the Russell 3000 Index. The Wilshire 5000 Index is a broad measure of market performance and represents the total dollar value of all common stocks in the United States for which daily pricing information is available. This index is also capitalization weighted and captures total return. The DEM Universe is a growing list of companies identified by the Investment Advisor that are controlled by African Americans, Asian Americans, Hispanic/Latino Americans or women. The DEM Index was created by the Investment Advisor and is comprised of 30 companies from the DEM Universe that reflect the market capitalization and industry classification characteristics of the DEM Universe. The DEM Index is weighted by market capitalization and is intended as a performance measure of the DEM Universe. The small company stock returns quoted by Ibbotson Associates are based upon the smallest quintile of the NYSE, as well as similar capitalization stocks on the American Stock Exchange and Nasdaq. This data base is unmanaged and capitalization weighted.

                  The total returns for all indices used show the changes in prices for the stocks in each index. However, only the performance data for the S&P 500 Stock Index and the Ibbotson Associates performance data assume reinvestment of all capital gains distributions and dividends paid by the stocks in each data base. Tax consequences are not included in such illustrations, nor are brokerage or other fees or expenses reflected in the Nasdaq Composite or S&P 500 Stock figures. In addition, the Fund's total return or performance may be compared to the performance of other funds or other groups of funds that are followed by Morningstar, Inc. a widely used independent research firm which ranks funds by overall performance, investment objectives and asset size. Morningstar proprietary ratings reflect risk-adjusted performance. The ratings are subject to change every month. Morningstar's ratings are calculated from a fund's three-year and five-year average annual returns with appropriate sales charge adjustments and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Ten percent of the funds in an asset class receive a five star rating. The Fund's total return or performance may also be compared to the performance of other funds or groups of funds by other financial or business publications, such as Business Week, Investors Daily, Mutual Fund Forecaster, Money Magazine, Wall Street Journal, New York Times, Baron's, and Lipper Analytical Services. The Fund's performance may also be compared, from time to time, to (a) indices of stocks comparable to those in which the Fund invests and (b) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund.

Additional Performance Information for the Fund

                  The Fund may reflect its total return in advertisements and stockholder reports. Total investment return is one recognized method of measuring investment company investment performance. Quotations of average annual total return will be shown in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1 year, 5 years and over the life of the Fund. This method of calculating total return is based on the assumption that, all dividends and distributions by the Fund are reinvested in shares of the Fund at net asset value and all recurring fees are included for applicable periods. Total return may also be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. Any fees charged by banks or their institutional investors directly to their customer accounts in connection with investments in Investor Shares will not be included in the Fund's calculations of total return.

                  All data is based on the Fund's past investment results and does not predict future performance. Investment performance, which may vary, is based on many factors, including market conditions, the composition of the investments in the Fund, and the Fund's operating expenses. Investment performance also often reflects the risk associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund to other mutual funds and other investment vehicles.

                  The performance of the Institutional Shares will normally be higher than the Investor Shares because of the sales charge (when applicable) and additional expenses charged to the Investor Shares.

                             COUNSEL TO THE COMPANY

                  Venable, Baetjer and Howard, LLP, Baltimore, Maryland acts as counsel to the Company. Venable, Baetjer and Howard, LLP also acts as counsel to the Investment Advisor and the Distributor.

                          INDEPENDENT AUDITORS

                  Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the Company's independent auditors. Ernst & Young LLP will provide audit services, tax advice and assistance in connection with filings with the SEC.




                            FINANCIAL STATEMENTS

                  The statement of assets & liabilities of the Fund as of October 31, 1998, have been audited by Ernst & Young, LLP and are included herein.

DEM INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES - OCTOBER 31, 1998
-------------------------------------------------------------------------------



          ASSETS:
          Cash                                                         $28
                                                                ------------

          Total Assets                                                  28
                                                                ------------


          LIABILITIES:
                                                                         0
                                                                ------------

          Total liabilities                                              0
                                                                ------------

          NET ASSETS - equivalent to $14.29 per share on
             1 share of Investor Shares, and 1 share of                $28
             Institutional Shares of common stock oustanding    ------------
                                                                ------------

          Net Asset Value and Redemption Price Per:
             Investor Shares
             ($14.29/1 share outstanding)                           $14.29
                                                                ------------
                                                                ------------
             Institutional Shares                                   $14.29
             ($14.29/1 share outstanding)                       ------------
                                                                ------------

          Maximum Offering Price Per Investor Share:
            Net Asset Value                                         $15.00
            Sales Charge (4.75% of offering price)                    0.71
                                                                ------------
            Maximum offering price                                  $14.29
                                                                ------------
                                                                ------------

          COMPONENTS OF NET ASSETS:
           Common Stock, per value $.001 per share: authorized
            10,000,000,000 shares; issued and outstanding
            1 share Investor Series                                     $0
            1 share Institutional Series                                 0
           Capital paid-in:
            Investor Series                                             14
            Institutional Series                                        14
                                                                ------------

           Net assets applicable to outstanding share                  $28
                                                                ------------
                                                                ------------


THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
Notes To Financial Statements
October 31, 1998
-------------------------------------------------------------------------------

NOTE 1 - General

The DEM Index Fund (the "Fund") is a series of the Chapman Funds, Inc., a diversified open-ended management investment company registered, under the Investment Company Act of 1940 (the "1940 Act"). The Fund seeks to match as closely as possible, the DEM Index, an Index developed and controlled by The Chapman Co., an investment banking firm affiliate of Chapman Capital Management, Inc., the Fund's investment advisor. The DEM Index is comprised of companies that are located in the United States and its territories and that are controlled by African Americans, Asian Americans, Hispanic/Latino Americans or women.


The Fund offers two classes of shares, Investor Shares and Institutional Shares. The Investor Shares are subject to a 12b-1 fee of up to .75% of average daily net assets, and a front end sales load of up to 4.75% of the offering price. Instituitional Shares are sold without a front end sales load and are subject to a 12b-1 fee of up to .25% of average daily net assets.

As of October 31, 1998 the Fund has not commenced operations.

NOTE 2 - Significant Accounting Policies

Use of Estimates in the Preparation of Financial Statements - The preparation of Financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

              Report of Ernst & Young L.L.P., Independent Auditors



To the Shareholder and Board of Directors of The Chapman Funds, Inc. - DEM Index Fund

We have audited the accompanying statement of assets and liabilities of the Chapman Funds, Inc. - DEM Index Fund (the "Fund") as of October 31, 1998. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of The Chapman Fund, Inc. - DEM Index Fund at October 31, 1998, in conformity with generally accepted accounting principles.



                                        /S/ ERNST & YOUNG LLP


Philadelphia, Pennsylvania
November 24, 1998